UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-00649

Fidelity Puritan Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	February 29, 2020

Item 1.

Reports to Stockholders

Fidelity® Puritan® Fund

Semi-Annual Report

February 29, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following the end of this reporting period, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.

Top Five Stocks as of February 29, 2020

% of fund's net assets
Microsoft Corp.	4.2
Alphabet, Inc. Class C	3.7
Amazon.com, Inc.	2.6
Apple, Inc.	2.2
Facebook, Inc. Class A	2.0
14.7

Top Five Bond Issuers as of February 29, 2020

(with maturities greater than one year)	% of fund's net assets
U.S. Treasury Obligations	8.0
Fannie Mae	2.1
Freddie Mac	1.6
Ginnie Mae	1.6
Citigroup, Inc.	0.5
13.8

Top Five Market Sectors as of February 29, 2020

% of fund's net assets
Information Technology	18.1
Financials	13.2
Health Care	11.5
Communication Services	10.5
Consumer Discretionary	8.9

Asset Allocation (% of fund's net assets)

As of February 29, 2020 *
Stocks	66.0%
Bonds	31.8%
Convertible Securities	0.8%
Other Investments	0.8%
Short-Term Investments and Net Other Assets (Liabilities)	0.6%

 * Foreign investments - 11.2%

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Percentages are adjusted for the effect of futures contracts and swaps, if applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Schedule of Investments February 29, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 65.9%
	Shares	Value (000s)
COMMUNICATION SERVICES - 8.6%
Entertainment - 2.0%
Activision Blizzard, Inc.	2,594,309	$150,807
Electronic Arts, Inc. (a)	208,280	21,113
LiveXLive Media, Inc. (a)(b)(c)	6,536,621	8,236
Netflix, Inc. (a)	345,151	127,371
The Void LLC (a)(d)(e)(f)	40,946	23,557
The Walt Disney Co.	919,837	108,219
WME Entertainment Parent, LLC Class A (a)(d)(e)(f)	26,182,064	73,310
		512,613
Interactive Media & Services - 5.7%
Alphabet, Inc. Class C (a)	727,809	974,776
Facebook, Inc. Class A (a)	2,664,993	512,931
		1,487,707
Media - 0.5%
Comcast Corp. Class A	1,385,524	56,017
Vice Holding, Inc. (a)(e)(f)	86,301	64,684
		120,701
Wireless Telecommunication Services - 0.4%
T-Mobile U.S., Inc. (a)	1,209,897	109,084

TOTAL COMMUNICATION SERVICES		2,230,105

CONSUMER DISCRETIONARY - 7.9%
Hotels, Restaurants & Leisure - 0.7%
Compass Group PLC	681,300	15,011
McDonald's Corp.	334,369	64,924
Penn National Gaming, Inc. (a)	264,422	7,819
Starbucks Corp.	1,276,210	100,093
		187,847
Household Durables - 0.1%
Blu Homes, Inc. (a)(e)(f)	14,988,638	26
D.R. Horton, Inc.	556,310	29,635
		29,661
Internet & Direct Marketing Retail - 3.5%
Alibaba Group Holding Ltd. sponsored ADR (a)	698,310	145,248
Amazon.com, Inc. (a)	366,463	690,325
eBay, Inc.	636,414	22,045
The Booking Holdings, Inc. (a)	39,279	66,604
		924,222
Leisure Products - 0.1%
Peloton Interactive, Inc. Class A (a)(b)	657,862	17,558
Multiline Retail - 0.6%
Dollar General Corp.	757,172	113,803
Dollar Tree, Inc. (a)	411,277	34,148
		147,951
Specialty Retail - 1.5%
Lowe's Companies, Inc.	1,150,286	122,586
The Home Depot, Inc.	646,692	140,875
TJX Companies, Inc.	2,150,447	128,597
		392,058
Textiles, Apparel & Luxury Goods - 1.4%
Brunello Cucinelli SpA	1,327,832	44,427
LVMH Moet Hennessy Louis Vuitton SE	255,025	106,430
Moncler SpA	465,759	18,328
NIKE, Inc. Class B	1,524,623	136,271
Tapestry, Inc.	259,259	6,080
Tory Burch LLC:
Class A (a)(d)(e)(f)	702,741	36,545
Class B (a)(d)(e)(f)	324,840	18,061
		366,142

TOTAL CONSUMER DISCRETIONARY		2,065,439

CONSUMER STAPLES - 2.8%
Beverages - 1.2%
Keurig Dr. Pepper, Inc.	1,043,571	29,095
Monster Beverage Corp. (a)	812,916	50,734
PepsiCo, Inc.	169,639	22,397
The Coca-Cola Co.	4,071,771	217,799
		320,025
Food & Staples Retailing - 1.2%
Costco Wholesale Corp.	335,597	94,350
Kroger Co.	867,613	24,406
Walmart, Inc.	1,814,047	195,337
		314,093
Personal Products - 0.2%
Estee Lauder Companies, Inc. Class A	178,664	32,803
L'Oreal SA	10,493	2,820
		35,623
Tobacco - 0.2%
Altria Group, Inc.	1,454,315	58,711

TOTAL CONSUMER STAPLES		728,452

ENERGY - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
ConocoPhillips Co.	201,964	9,779
Hess Corp.	1,923,624	108,069
Pioneer Natural Resources Co.	479,433	58,865
Reliance Industries Ltd.	2,352,300	43,086
		219,799
FINANCIALS - 7.6%
Banks - 3.8%
Bank of America Corp.	11,410,364	325,195
Citigroup, Inc.	1,406,372	89,248
HDFC Bank Ltd. sponsored ADR	73,241	4,017
JPMorgan Chase & Co.	3,022,942	350,994
M&T Bank Corp.	175,763	24,674
Truist Financial Corp.	377,969	17,439
Wells Fargo & Co.	4,717,789	192,722
		1,004,289
Capital Markets - 2.6%
CME Group, Inc.	649,924	129,218
London Stock Exchange Group PLC	819,500	80,495
Moody's Corp.	443,517	106,457
Morningstar, Inc.	368,684	54,160
MSCI, Inc.	349,989	103,401
S&P Global, Inc.	456,221	121,314
The Blackstone Group LP	737,871	39,727
Tradeweb Markets, Inc. Class A	596,074	28,743
XP, Inc. Class A (a)	297,503	10,308
		673,823
Consumer Finance - 0.4%
American Express Co.	967,403	106,347
Diversified Financial Services - 0.8%
Berkshire Hathaway, Inc. Class B (a)	956,919	197,451

TOTAL FINANCIALS		1,981,910

HEALTH CARE - 10.2%
Biotechnology - 2.5%
AbbVie, Inc.	1,639,928	140,558
ACADIA Pharmaceuticals, Inc. (a)	172,595	7,377
Acceleron Pharma, Inc. (a)	307,650	26,436
Amgen, Inc.	883,473	176,456
Biogen, Inc. (a)	76,767	23,674
Black Diamond Therapeutics, Inc. (a)	103,517	2,794
Neurocrine Biosciences, Inc. (a)	89,025	8,431
Regeneron Pharmaceuticals, Inc. (a)	300,082	133,407
Revolution Medicines, Inc.	52,703	1,648
Vertex Pharmaceuticals, Inc. (a)	537,825	120,489
		641,270
Health Care Equipment & Supplies - 2.4%
Boston Scientific Corp. (a)	4,371,352	163,445
Danaher Corp.	1,190,572	172,133
DexCom, Inc. (a)	155,078	42,802
Hologic, Inc. (a)	891,018	41,985
Intuitive Surgical, Inc. (a)	282,274	150,723
Stryker Corp.	357,050	68,050
		639,138
Health Care Providers & Services - 2.0%
1Life Healthcare, Inc. (a)(b)	447,479	9,674
Centene Corp. (a)	1,407,573	74,630
Cigna Corp.	929,121	169,973
Humana, Inc.	57,023	18,229
UnitedHealth Group, Inc.	975,468	248,705
		521,211
Life Sciences Tools & Services - 1.0%
10X Genomics, Inc. (a)	178,681	14,241
Bruker Corp.	2,323,621	101,217
Thermo Fisher Scientific, Inc.	485,237	141,107
		256,565
Pharmaceuticals - 2.3%
AstraZeneca PLC sponsored ADR	2,750,652	120,479
Eli Lilly & Co.	948,194	119,596
Roche Holding AG (participation certificate)	139,770	44,941
Sanofi SA sponsored ADR	3,780,786	174,861
Zoetis, Inc. Class A	990,017	131,900
		591,777

TOTAL HEALTH CARE		2,649,961

INDUSTRIALS - 6.0%
Aerospace & Defense - 1.1%
Northrop Grumman Corp.	649,000	213,417
Space Exploration Technologies Corp.:
Class A (a)(e)(f)	41,122	9,047
Class C (a)(e)(f)	5,607	1,234
TransDigm Group, Inc.	97,888	54,603
		278,301
Air Freight & Logistics - 0.1%
United Parcel Service, Inc. Class B	212,045	19,188
Commercial Services & Supplies - 0.2%
Copart, Inc. (a)	72,953	6,163
TulCo LLC (a)(d)(e)(f)	42,857	19,897
Waste Management, Inc. (b)	181,975	20,165
		46,225
Construction & Engineering - 0.2%
Jacobs Engineering Group, Inc.	606,254	55,981
Electrical Equipment - 0.7%
AMETEK, Inc.	1,512,953	130,114
Generac Holdings, Inc. (a)	280,091	28,847
Rockwell Automation, Inc.	184,340	33,826
		192,787
Industrial Conglomerates - 0.8%
General Electric Co.	17,916,591	194,933
Roper Technologies, Inc.	22,076	7,764
		202,697
Machinery - 0.9%
Caterpillar, Inc.	519,907	64,593
Gardner Denver Holdings, Inc.	1,660,894	54,461
ITT, Inc.	190,009	11,429
Parker Hannifin Corp.	248,139	45,849
Trane Technologies PLC	523,647	67,571
		243,903
Professional Services - 0.6%
Clarivate Analytics PLC (a)	347,741	7,073
Equifax, Inc.	76,469	10,862
Experian PLC	1,389,400	46,245
IHS Markit Ltd.	1,253,896	89,328
		153,508
Road & Rail - 1.4%
Lyft, Inc.	2,190,040	83,484
Uber Technologies, Inc.	4,381,476	148,401
Union Pacific Corp.	873,754	139,635
		371,520

TOTAL INDUSTRIALS		1,564,110

INFORMATION TECHNOLOGY - 17.8%
IT Services - 4.5%
Accenture PLC Class A	649,291	117,255
Automatic Data Processing, Inc.	227,350	35,180
Black Knight, Inc. (a)	1,100,998	73,448
Edenred SA	768,720	40,241
Fidelity National Information Services, Inc.	1,522,671	212,748
Global Payments, Inc.	356,920	65,663
MasterCard, Inc. Class A	940,056	272,851
MongoDB, Inc. Class A (a)	126,081	19,227
Visa, Inc. Class A	1,834,825	333,498
		1,170,111
Semiconductors & Semiconductor Equipment - 4.7%
Advanced Micro Devices, Inc. (a)	436,451	19,850
Analog Devices, Inc.	1,093,151	119,208
ASML Holding NV	551,386	152,574
Broadcom, Inc.	76,633	20,892
Lam Research Corp.	551,390	161,794
Marvell Technology Group Ltd.	4,089,689	87,110
Micron Technology, Inc. (a)	2,675,691	140,634
NVIDIA Corp.	925,302	249,896
NXP Semiconductors NV	831,469	94,530
Qualcomm, Inc.	1,757,259	137,593
Universal Display Corp.	56,183	8,921
Xilinx, Inc.	258,928	21,618
		1,214,620
Software - 6.3%
Adobe, Inc. (a)	796,047	274,732
Aspen Technology, Inc. (a)	176,704	18,821
Atom Tickets LLC (a)(d)(e)(f)	2,580,511	3,071
HubSpot, Inc. (a)	98,888	17,745
Microsoft Corp.	6,817,397	1,104,481
Salesforce.com, Inc. (a)	1,237,538	210,876
Slack Technologies, Inc. Class A (a)(b)	467,367	12,628
		1,642,354
Technology Hardware, Storage & Peripherals - 2.3%
Apple, Inc.	2,095,470	572,818
Samsung Electronics Co. Ltd.	782,810	35,332
		608,150

TOTAL INFORMATION TECHNOLOGY		4,635,235

MATERIALS - 2.0%
Chemicals - 1.0%
Air Products & Chemicals, Inc.	396,933	87,170
Albemarle Corp. U.S. (b)	229,905	18,818
CF Industries Holdings, Inc.	497,035	18,321
Linde PLC	431,526	82,426
Sherwin-Williams Co.	98,421	50,859
The Chemours Co. LLC	745,798	11,083
		268,677
Containers & Packaging - 0.4%
Avery Dennison Corp.	945,267	108,224
Metals & Mining - 0.6%
Barrick Gold Corp.	7,383,080	140,574

TOTAL MATERIALS		517,475

REAL ESTATE - 1.8%
Equity Real Estate Investment Trusts (REITs) - 1.8%
American Tower Corp.	1,095,841	248,537
Ant International Co. Ltd. Class C (a)(e)(f)	1,782,512	13,743
Crown Castle International Corp.	778,205	111,509
Equinix, Inc.	69,610	39,873
Prologis, Inc.	796,285	67,111
		480,773
UTILITIES - 0.4%
Electric Utilities - 0.4%
NextEra Energy, Inc.	373,758	94,471
Independent Power and Renewable Electricity Producers - 0.0%
Vistra Energy Corp.	340,587	6,549

TOTAL UTILITIES		101,020

TOTAL COMMON STOCKS
(Cost $12,560,170)		17,174,279

Convertible Preferred Stocks - 0.7%
CONSUMER DISCRETIONARY - 0.5%
Hotels, Restaurants & Leisure - 0.1%
Neutron Holdings, Inc.:
Series C (a)(e)(f)	38,589,900	9,358
Series D (a)(e)(f)	40,824,742	9,900
		19,258
Internet & Direct Marketing Retail - 0.1%
The Honest Co., Inc.:
Series D (a)(e)(f)	196,700	9,001
Series E (a)(e)(f)	1,020,158	19,995
		28,996
Specialty Retail - 0.1%
Moda Operandi, Inc.:
Series E (a)(e)(f)	508,444	12,625
Series F (a)(e)(f)	157,251	3,905
		16,530
Textiles, Apparel & Luxury Goods - 0.2%
Goop International Holdings, Inc.:
Series C (a)(e)(f)	1,881,874	30,524
Series D (e)(f)	342,241	5,551
Rent the Runway, Inc.:
Series E (a)(e)(f)	1,378,930	26,572
Series F (e)(f)	223,676	4,310
		66,957

TOTAL CONSUMER DISCRETIONARY		131,741

HEALTH CARE - 0.1%
Biotechnology - 0.0%
Generation Bio Series B (a)(e)(f)	370,500	2,353
Health Care Providers & Services - 0.1%
Get Heal, Inc. Series B (a)(e)(f)	8,512,822	263
Mulberry Health, Inc.:
Series A-8 (a)(e)(f)	2,960,879	15,693
Series A-9 (a)(e)(f)	700,782	3,714
Series AA-9 (a)(e)(f)	58,145	308
		19,978

TOTAL HEALTH CARE		22,331

INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
Space Exploration Technologies Corp. Series H (a)(e)(f)	51,921	11,423
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Jello Labs, Inc. Series C (a)(e)(f)	1,050,307	0
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $189,646)		165,495

Fixed-Income Funds - 32.8%
Fidelity High Income Central Fund (g)	12,019,090	1,308,398
Fidelity Investment Grade Bond Central Fund (g)	62,574,650	7,234,255
TOTAL FIXED-INCOME FUNDS
(Cost $8,127,565)		8,542,653

Money Market Funds - 0.3%
Fidelity Cash Central Fund 1.60% (h)	57,201,080	57,213
Fidelity Securities Lending Cash Central Fund 1.60% (h)(i)	26,116,870	26,119
TOTAL MONEY MARKET FUNDS
(Cost $83,331)		83,332
TOTAL INVESTMENT IN SECURITIES - 99.7%
(Cost $20,960,712)		25,965,759
NET OTHER ASSETS (LIABILITIES) - 0.3%		88,935
NET ASSETS - 100%		$26,054,694

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (e) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $428,670,000 or 1.6% of net assets.

 (f) Level 3 security

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Ant International Co. Ltd. Class C	5/16/18	$10,000
Atom Tickets LLC	8/15/17	$15,000
Blu Homes, Inc.	6/10/13	$5,000
Generation Bio Series B	2/21/18	$3,388
Get Heal, Inc. Series B	11/7/16	$2,597
Goop International Holdings, Inc. Series C	12/15/17	$20,000
Goop International Holdings, Inc. Series D	6/21/19	$5,000
Jello Labs, Inc. Series C	12/22/16	$17,000
Moda Operandi, Inc. Series E	12/18/14	$20,000
Moda Operandi, Inc. Series F	12/13/17	$8,526
Mulberry Health, Inc. Series A-8	1/20/16	$20,000
Mulberry Health, Inc. Series A-9	3/23/18	$5,000
Mulberry Health, Inc. Series AA-9	3/23/18	$170
Neutron Holdings, Inc. Series C	7/3/18	$7,056
Neutron Holdings, Inc. Series D	1/25/19	$9,900
Rent the Runway, Inc. Series E	12/22/16	$30,000
Rent the Runway, Inc. Series F	3/21/19	$5,000
Space Exploration Technologies Corp. Class A	9/11/17	$5,551
Space Exploration Technologies Corp. Class C	9/11/17	$757
Space Exploration Technologies Corp. Series H	8/4/17	$7,009
The Honest Co., Inc. Series D	8/3/15	$9,000
The Honest Co., Inc. Series E	9/28/17	$20,000
The Void LLC	12/21/17	$20,000
Tory Burch LLC Class A	5/14/15	$50,000
Tory Burch LLC Class B	12/31/12	$17,505
TulCo LLC	8/24/17 - 12/14/17	$15,000
Vice Holding, Inc.	8/3/12 - 7/18/14	$61,641
WME Entertainment Parent, LLC Class A	4/13/16 - 8/16/16	$50,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$1,741
Fidelity High Income Central Fund	42,438
Fidelity Investment Grade Bond Central Fund	109,919
Fidelity Securities Lending Cash Central Fund	487
Total	$154,585

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Fund (Amounts in thousands)	Value, beginning of period	Purchases(a)	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity High Income Central Fund	$1,357,271	$45,537	$63,809	$(583)	$(30,018)	$1,308,398	56.2%
Fidelity Investment Grade Bond Central Fund	7,256,004	368,801	530,638	17,232	122,856	7,234,255	25.5%
Total	$8,613,275	$414,338	$594,447	$16,649	$92,838	$8,542,653

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, if applicable.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
LiveXLive Media, Inc.	$14,613	$--	$62	$--	$(34)	$(6,281)	$8,236
Total	$14,613	$--	$62	$--	$(34)	$(6,281)	$8,236

 (a) Includes the value of securities delivered through in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 29, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Communication Services	$2,230,105	$2,068,554	$--	$161,551
Consumer Discretionary	2,197,180	1,826,611	184,196	186,373
Consumer Staples	728,452	725,632	2,820	--
Energy	219,799	219,799	--	--
Financials	1,981,910	1,901,415	80,495	--
Health Care	2,672,292	2,605,020	44,941	22,331
Industrials	1,575,533	1,487,687	46,245	41,601
Information Technology	4,635,235	4,591,923	40,241	3,071
Materials	517,475	517,475	--	--
Real Estate	480,773	467,030	--	13,743
Utilities	101,020	101,020	--	--
Fixed-Income Funds	8,542,653	8,542,653	--	--
Money Market Funds	83,332	83,332	--	--
Total Investments in Securities:	$25,965,759	$25,138,151	$398,938	$428,670

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

(Amounts in thousands)
Investments in Securities:
Beginning Balance	$415,078
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	13,449
Cost of Purchases	143
Proceeds of Sales	--
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$428,670
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 29, 2020	$13,449

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliations are included in Net Gain (Loss) on the Fund's Statement of Operations.

Other Information

The composition of credit quality ratings as a percentage of Total Net Assets is as follows (Unaudited):

U.S. Government and U.S. Government Agency Obligations	14.8%
AAA,AA,A	3.5%
BBB	7.9%
BB	2.9%
B	1.9%
CCC,CC,C	0.7%
D	0.2%
Not Rated	0.8%
Equities	66.7%
Short-Term Investments and Net Other Assets	0.6%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	88.8%
United Kingdom	1.7%
Netherlands	1.5%
France	1.5%
Cayman Islands	1.4%
Canada	1.2%
Ireland	1.0%
Others (Individually Less Than 1%)	2.9%
100.0%

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		February 29, 2020
Assets
Investment in securities, at value (including securities loaned of $24,372) — See accompanying schedule: Unaffiliated issuers (cost $12,728,383)	$17,331,538
Fidelity Central Funds (cost $8,210,896)	8,625,985
Other affiliated issuers (cost $21,433)	8,236
Total Investment in Securities (cost $20,960,712)		$25,965,759
Cash		486
Restricted cash		277
Receivable for investments sold		444,716
Receivable for fund shares sold		18,188
Dividends receivable		19,851
Distributions receivable from Fidelity Central Funds		208
Prepaid expenses		25
Other receivables		1,565
Total assets		26,451,075
Liabilities
Payable for investments purchased	$121,272
Payable for fund shares redeemed	235,858
Accrued management fee	8,951
Other affiliated payables	2,619
Other payables and accrued expenses	1,552
Collateral on securities loaned	26,129
Total liabilities		396,381
Net Assets		$26,054,694
Net Assets consist of:
Paid in capital		$20,510,370
Total accumulated earnings (loss)		5,544,324
Net Assets		$26,054,694
Net Asset Value and Maximum Offering Price
Puritan:
Net Asset Value, offering price and redemption price per share ($20,878,966 ÷ 948,536 shares)		$22.01
Class K:
Net Asset Value, offering price and redemption price per share ($5,175,728 ÷ 235,308 shares)		$22.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended February 29, 2020
Investment Income
Dividends		$115,520
Interest		40
Income from Fidelity Central Funds (including $487 from security lending)		146,781
Total income		262,341
Expenses
Management fee	$52,373
Transfer agent fees	14,688
Accounting fees	1,115
Custodian fees and expenses	135
Independent trustees' fees and expenses	73
Registration fees	82
Audit	91
Legal	25
Interest	10
Miscellaneous	71
Total expenses before reductions	68,663
Expense reductions	(557)
Total expenses after reductions		68,106
Net investment income (loss)		194,235
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	768,287
Redemptions in-kind with affiliated entities (including loss from Other affiliated issuers of $(29))	276
Fidelity Central Funds	16,649
Other affiliated issuers	(5)
Foreign currency transactions	29
Futures contracts	1,227
Capital gain distributions from Fidelity Central Funds	7,804
Total net realized gain (loss)		794,267
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $156)	(264,330)
Fidelity Central Funds	92,838
Other affiliated issuers	(6,281)
Assets and liabilities in foreign currencies	1
Total change in net unrealized appreciation (depreciation)		(177,772)
Net gain (loss)		616,495
Net increase (decrease) in net assets resulting from operations		$810,730

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 29, 2020	Year ended August 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$194,235	$434,797
Net realized gain (loss)	794,267	2,034,112
Change in net unrealized appreciation (depreciation)	(177,772)	(2,295,355)
Net increase (decrease) in net assets resulting from operations	810,730	173,554
Distributions to shareholders	(964,905)	(3,621,517)
Share transactions - net increase (decrease)	(771,964)	953,016
Total increase (decrease) in net assets	(926,139)	(2,494,947)
Net Assets
Beginning of period	26,980,833	29,475,780
End of period	$26,054,694	$26,980,833

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Puritan Fund

	Six months ended February 29,	Years endedAugust 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$22.17	$25.10	$22.90	$21.07	$21.02	$22.91
Income from Investment Operations
Net investment income (loss)A	.16	.34	.37	.37	.36	.47B
Net realized and unrealized gain (loss)	.48	(.27)	2.81	2.21	1.10	(.33)
Total from investment operations	.64	.07	3.18	2.58	1.46	.14
Distributions from net investment income	(.17)	(.36)C	(.32)	(.39)C	(.34)	(.46)
Distributions from net realized gain	(.63)	(2.63)C	(.67)	(.36)C	(1.07)	(1.57)
Total distributions	(.80)	(3.00)D	(.98)E	(.75)	(1.41)	(2.03)
Net asset value, end of period	$22.01	$22.17	$25.10	$22.90	$21.07	$21.02
Total ReturnF,G	2.94%	1.17%	14.34%	12.64%	7.36%	.87%
Ratios to Average Net AssetsH,I
Expenses before reductions	.52%J	.53%	.54%	.55%	.56%	.56%
Expenses net of fee waivers, if any	.52%J	.53%	.53%	.55%	.56%	.56%
Expenses net of all reductions	.52%J	.53%	.53%	.55%	.55%	.55%
Net investment income (loss)	1.41%J	1.58%	1.54%	1.73%	1.77%	2.13%B
Supplemental Data
Net assets, end of period (in millions)	$20,879	$21,319	$22,864	$20,132	$19,754	$18,812
Portfolio turnover rateK	52%J,L	132%L	44%L	45%	36%	106%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.13 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.55%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions of $3.00 per share is comprised of distributions from net investment income of $.369 and distributions from net realized gain of $2.628 per share.

 E Total distributions of $.98 per share is comprised of distributions from net investment income of $.318 and distributions from net realized gain of $.666 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Puritan Fund Class K

	Six months ended February 29,	Years endedAugust 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$22.15	$25.09	$22.89	$21.06	$21.01	$22.90
Income from Investment Operations
Net investment income (loss)A	.17	.36	.39	.39	.38	.49B
Net realized and unrealized gain (loss)	.49	(.28)	2.81	2.21	1.10	(.33)
Total from investment operations	.66	.08	3.20	2.60	1.48	.16
Distributions from net investment income	(.18)	(.38)C	(.34)	(.41)C	(.36)	(.48)
Distributions from net realized gain	(.63)	(2.63)C	(.67)	(.36)C	(1.07)	(1.57)
Total distributions	(.81)	(3.02)D	(1.00)E	(.77)	(1.43)	(2.05)
Net asset value, end of period	$22.00	$22.15	$25.09	$22.89	$21.06	$21.01
Total ReturnF,G	3.04%	1.22%	14.44%	12.76%	7.48%	.96%
Ratios to Average Net AssetsH,I
Expenses before reductions	.44%J	.45%	.45%	.46%	.46%	.46%
Expenses net of fee waivers, if any	.44%J	.45%	.45%	.46%	.46%	.46%
Expenses net of all reductions	.44%J	.44%	.44%	.45%	.46%	.46%
Net investment income (loss)	1.49%J	1.67%	1.63%	1.82%	1.86%	2.23%B
Supplemental Data
Net assets, end of period (in millions)	$5,176	$5,662	$6,612	$6,198	$6,009	$5,939
Portfolio turnover rateK	52%J,L	132%L	44%L	45%	36%	106%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.13 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.65%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions of $3.02 per share is comprised of distributions from net investment income of $.389 and distributions from net realized gain of $2.628 per share.

 E Total distributions of $1.00 per share is comprised of distributions from net investment income of $.337 and distributions from net realized gain of $.666 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 29, 2020
(Amounts in thousands except percentages)

1. Organization.

Fidelity Puritan Fund (the Fund) is a fund of Fidelity Puritan Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Puritan and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

Fidelity Investments Institutional Operations Company, Inc. converted from a Massachusetts corporation to a Massachusetts LLC, and changed its name to "Fidelity Investments Institutional Operations Company LLC".

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity High Income Central Fund	FMR	Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.	Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Restricted Securities	Less than .005%
Fidelity Investment Grade Bond Central Fund	FMR	Seeks a high level of income by normally investing in investment–grade debt securities.	Delayed Delivery & When Issued Securities Restricted Securities Swaps	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$ 428,670	Market comparable	Enterprise value/Sales multiple (EV/S)	1.5 - 8.7 / 3.6	Increase
			Transaction price	$5.59 - $60.06 / $54.30	Increase
			Discount rate	6.0% - 21.0% / 16.9%	Decrease
			Liquidity preference	$19.60 - $45.76 / $27.72	Increase
			Premium rate	13.6% - 75.7% / 46.5%	Increase
			Discount for lack of marketability	10.0% - 20.0% / 11.8%	Decrease
		Market approach	Transaction price	$0.00 - $575.31 / $270.12	Increase
			Tender price	$2.80 - $55.60 / $33.32	Increase
		Recovery value	Recovery value	0.0%	Increase

 (a) Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 29, 2020, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for the Fund, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $1,376 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, contingent interest, deferred trustees compensation, redemptions in kind, partnerships (including allocations from Fidelity Central Funds), equity-debt classifications, losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$5,534,183
Gross unrealized depreciation	(543,721)
Net unrealized appreciation (depreciation)	$4,990,462
Tax cost	$20,975,297

The Fund elected to defer to its next fiscal year approximately $75,000 of capital losses recognized during the period November 1, 2018 to August 31, 2019.

Restricted Securities (including Private Placements). The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Consolidated Subsidiary. The Fund invests in certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, the Fund held an investment of $174,718 in these Subsidiaries, representing .67% of the Fund's net assets. The financial statements have been consolidated and include accounts of the Fund and each Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

Any cash held by the Subsidiaries is restricted as to its use and is presented as Restricted cash in the Statement of Assets and Liabilities.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and certain in-kind transactions are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Puritan Fund	7,027,263	8,343,694

Unaffiliated Redemptions In-Kind. During the period, 8,081 shares of the Fund were redeemed in-kind for investments and cash with a value of $178,479. The net realized gain of $56,411 on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .15% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .38% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Puritan, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Effective February 1, 2020, the Board approved to change the fee for Class K from .046% to .044%.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Puritan	$13,464.12
Class K	1,224.04
	$14,688

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Puritan Fund	.01

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Puritan Fund	$119

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Puritan Fund	Borrower	$47,086	1.82%	$10

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Affiliated Exchanges In-Kind. During the period, the Fund completed exchanges in-kind with Fidelity High Income Central Fund. The Fund delivered investments valued at $2,795 to Fidelity High Income Central Fund in exchange for 25 shares. The net realized gain of $276 on investments delivered through in-kind redemptions is include in the accompanying Statement of Operations. The Fund recognized gains for federal income tax purposes.

Prior Fiscal Year Affiliated Exchanges In-Kind. During the prior period, the Fund completed exchanges in-kind with Fidelity Investment Grade Bond Central Fund and Fidelity High Income Central Fund (formerly Fidelity High Income Central Fund 2). The Fund delivered investments, including accrued interest, and cash with a value of $7,608,088 and $1,384,938 to Fidelity Investment Grade Bond Central Fund and Fidelity High Income Central Fund in exchange for 70,309 and 12,414 shares, respectively. The Fund recognized a net realized gain of $157,088 on investments delivered through in-kind redemptions. The Fund recognized gains for federal income tax purposes.

In addition, the Fund redeemed 18,856 shares of Fidelity Mortgage Backed Securities Central Fund in exchange for investments and cash, including accrued interest, with a value of $2,023,773. The Fund recognized a net realized gain of $48,383 on the Fund's redemptions of Fidelity Mortgage Backed Securities Central Fund. The Fund recognized gains on the exchange for federal income tax purposes.

Prior Fiscal Year Affiliated Redemptions In-Kind. During the prior period, 3,722 shares of the Fund were redeemed in-kind for investments and cash with a value of $81,770. The Fund had a net realized gain of $23,826 on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

Other. During the period, the investment advisor reimbursed the Fund for certain losses in the amount of $178.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Amount
Fidelity Puritan Fund	$32

During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, lending agents are used, including National Financial Services (NFS), an affiliate of the Fund. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to NFS, as affiliated borrower, at period end was $7,783. Total fees paid by the Fund to NFS, as lending agent, amounted to $36. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds and includes $2 from securities loaned to NFS, as affiliated borrower.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $476 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $13. During the period, transfer agent credits reduced each class' expenses as noted in the table below.

Expense reduction
Puritan	$13

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $55.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 29, 2020	Year ended August 31, 2019
Distributions to shareholders
Puritan	$763,644	$2,813,985
Class K	201,261	807,532
Total	$964,905	$3,621,517

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended February 29, 2020	Year ended August 31, 2019	Six months ended February 29, 2020	Year ended August 31, 2019
Puritan
Shares sold	30,946	89,485	$700,909	$1,968,246
Reinvestment of distributions	33,044	124,730	722,480	2,667,252
Shares redeemed	(77,189)	(163,199)	(1,737,904)	(3,514,587)
Net increase (decrease)	(13,199)	51,016	$(314,515)	$1,120,911
Class K
Shares sold	13,460	32,207	$304,234	$703,067
Reinvestment of distributions	9,213	37,792	201,245	807,484
Shares redeemed	(42,945)(a)	(77,948)(b)	(962,928)(a)	(1,678,446)(b)
Net increase (decrease)	(20,272)	(7,949)	$(457,449)	$(167,895)

 (a) Amount includes in-kind redemptions (see the Unaffiliated Redemptions In-Kind note for additional details).

 (b) Amount includes in-kind redemptions (see the Prior Fiscal Period Affiliated Redemptions In-Kind note for additional details).

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

13. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2019 to February 29, 2020).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2019	Ending Account Value February 29, 2020	Expenses Paid During Period-B September 1, 2019 to February 29, 2020
Puritan	.52%
Actual		$1,000.00	$1,029.40	$2.62
Hypothetical-C		$1,000.00	$1,022.28	$2.61
Class K	.44%
Actual		$1,000.00	$1,030.40	$2.22
Hypothetical-C		$1,000.00	$1,022.68	$2.21

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio. In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .005%.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Puritan Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

Approval of Amended and Restated Advisory Contracts. At its November 2019 meeting, the Board unanimously determined to approve an amended and restated management contract and sub-advisory agreements (Amended and Restated Contracts) for a stub period of January 1, 2020 through January 31, 2020 in connection with a consolidation of certain of Fidelity's advisory businesses. The Board considered that, on or about January 1, 2020, FMR Co., Inc. (FMRC) and Fidelity Investments Money Management, Inc. (FIMM) expected to merge with and into FMR and, after the merger, FMR expected to redomicile as a Delaware limited liability company. The Board also approved the termination of the sub-advisory agreements with FMRC and FIMM upon the completion of the merger. The Board noted that references to FMR in the Amended and Restated Contracts would be updated to reflect FMR's new form of organization and domicile and considered that the definition of "group assets" for purposes of the fund's group fee would be modified to avoid double-counting assets once the reorganization is complete. The Board also noted Fidelity's assurance that neither the planned consolidation nor the Amended and Restated Contracts will change the investment processes, the level or nature of services provided, the resources and personnel allocated, trading and compliance operations, or any fees paid by the fund.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2020 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

The Board noted that it and the boards of certain other Fidelity funds had formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there were portfolio management changes for the fund in June 2018 and October 2019. The Board will continue to monitor closely the fund's performance, taking into account the portfolio management changes.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and a peer group of funds with similar objectives (peer group), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods ended June 30, 2019, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Fidelity Puritan Fund

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods ended June 30 (December 31 for periods prior to 2018) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group is broader than the Lipper peer group used by the Board for performance comparisons because the Total Mapped Group combines several Lipper investment objective categories while the Lipper peer group does not. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

Fidelity Puritan Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended June 30, 2019.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below the competitive median for the 12-month period ended June 30, 2019.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses. The Board considered that a joint ad hoc committee created by it and the boards of other Fidelity funds had recently been established, and met periodically, to evaluate potential fall-out benefits (PFOB Committee). The Board noted that the PFOB Committee, among other things: (i) discussed the legal framework surrounding potential fall-out benefits; (ii) reviewed the Board's responsibilities and approach to potential fall-out benefits; and (iii) reviewed practices employed by competitor funds regarding the review of potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund, including the conclusions of the PFOB Committee, and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) consideration of performance fees for additional funds; (iii) changes in Fidelity's non-fund businesses and the impact of such changes on the funds; (iv) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (v) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (vi) the expense structures for different funds and classes; (vii) information regarding other accounts managed by Fidelity, including collective investment trusts and separately managed accounts; and (viii) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Amended and Restated Contracts should be approved and the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot not be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2018 through November 30, 2019. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

PUR-SANN-0420
1.700677.122

Fidelity® Balanced Fund

Semi-Annual Report

February 29, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following the end of this reporting period, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.

Top Five Stocks as of February 29, 2020

% of fund's net assets
Microsoft Corp.	3.5
Apple, Inc.	3.0
Amazon.com, Inc.	1.9
Alphabet, Inc. Class C	1.8
Facebook, Inc. Class A	1.5
11.7

Top Five Bond Issuers as of February 29, 2020

(with maturities greater than one year)	% of fund's net assets
U.S. Treasury Obligations	9.0
Fannie Mae	2.3
Freddie Mac	1.8
Ginnie Mae	1.9
Morgan Stanley	0.5
15.5

Top Five Market Sectors as of February 29, 2020

% of fund's net assets
Information Technology	15.0
Financials	14.0
Health Care	10.5
Communication Services	7.9
Industrials	7.9

Asset Allocation (% of fund's net assets)

As of February 29, 2020*
Stocks and Equity Futures	66.3%
Bonds	31.9%
Other Investments	0.5%
Short-Term Investments and Net Other Assets (Liabilities)	1.3%

 * Foreign investments – 9.5%

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Percentages are adjusted for the effect of futures contracts and swaps, if applicable.

Schedule of Investments February 29, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 66.0%
	Shares	Value (000s)
COMMUNICATION SERVICES - 6.7%
Diversified Telecommunication Services - 0.1%
AT&T, Inc.	1,112,460	$39,181
Entertainment - 2.2%
Activision Blizzard, Inc.	5,817,395	338,165
DouYu International Holdings Ltd. ADR	247,132	1,920
Electronic Arts, Inc. (a)	490,063	49,678
Netflix, Inc. (a)	454,670	167,787
The Walt Disney Co.	1,651,314	194,277
World Wrestling Entertainment, Inc. Class A (b)	145,800	6,819
		758,646
Interactive Media & Services - 4.0%
Alphabet, Inc.:
Class A (a)	126,029	168,784
Class C (a)	459,441	615,343
ANGI Homeservices, Inc. Class A (a)	2,443,297	17,421
CarGurus, Inc. Class A (a)(b)	223,500	5,697
Facebook, Inc. Class A (a)	2,632,557	506,688
Tencent Holdings Ltd.	164,242	8,328
Twitter, Inc. (a)	721,165	23,943
Wise Talent Information Technology Co. Ltd. (a)	10,537,987	25,956
		1,372,160
Media - 0.2%
Altice U.S.A., Inc. Class A (a)	1,182,201	30,572
ViacomCBS, Inc. Class B	697,508	17,166
		47,738
Wireless Telecommunication Services - 0.2%
Boingo Wireless, Inc. (a)	990,370	12,548
T-Mobile U.S., Inc. (a)	746,414	67,297
		79,845

TOTAL COMMUNICATION SERVICES		2,297,570

CONSUMER DISCRETIONARY - 6.4%
Auto Components - 0.1%
Aptiv PLC	484,874	37,874
Distributors - 0.1%
LKQ Corp. (a)	1,530,265	45,265
Diversified Consumer Services - 0.1%
Afya Ltd.	997,708	23,725
Hotels, Restaurants & Leisure - 1.1%
ARAMARK Holdings Corp.	798,312	27,733
Boyd Gaming Corp.	328,100	8,764
Churchill Downs, Inc.	219,568	27,587
Compass Group PLC	3,183,849	70,148
Dunkin' Brands Group, Inc.	352,692	23,461
McDonald's Corp.	1,070,076	207,777
Starbucks Corp.	201,958	15,840
		381,310
Household Durables - 0.2%
Lennar Corp. Class A	1,142,186	68,920
Internet & Direct Marketing Retail - 2.5%
Alibaba Group Holding Ltd.	281,270	7,217
Amazon.com, Inc. (a)	338,098	636,892
GrubHub, Inc. (a)(b)	657,028	31,610
Ocado Group PLC (a)	547,812	7,589
Pinduoduo, Inc. ADR (a)	995,538	35,620
The Booking Holdings, Inc. (a)	74,850	126,920
Wayfair LLC Class A (a)	14,769	934
		846,782
Leisure Products - 0.1%
Mattel, Inc. (a)(b)	1,462,707	17,245
Peloton Interactive, Inc. Class A (a)(b)	487,800	13,019
		30,264
Multiline Retail - 0.2%
Dollar Tree, Inc. (a)	1,076,862	89,412
Specialty Retail - 1.6%
Burlington Stores, Inc. (a)	149,484	32,327
Lowe's Companies, Inc.	1,494,740	159,294
The Children's Place Retail Stores, Inc.	169,342	9,754
The Home Depot, Inc.	697,977	152,047
TJX Companies, Inc.	2,425,886	145,068
Ulta Beauty, Inc. (a)	135,361	34,800
		533,290
Textiles, Apparel & Luxury Goods - 0.4%
LVMH Moet Hennessy Louis Vuitton SE	37,946	15,836
NIKE, Inc. Class B	585,786	52,358
PVH Corp.	350,548	25,979
Tapestry, Inc.	1,380,682	32,377
		126,550

TOTAL CONSUMER DISCRETIONARY		2,183,392

CONSUMER STAPLES - 4.4%
Beverages - 1.2%
Boston Beer Co., Inc. Class A (a)	27,400	10,160
Keurig Dr. Pepper, Inc.	894,299	24,933
Monster Beverage Corp. (a)	846,392	52,823
PepsiCo, Inc.	2,226,879	294,015
Pernod Ricard SA	189,452	30,895
		412,826
Food & Staples Retailing - 1.3%
Costco Wholesale Corp.	503,428	141,534
Kroger Co.	1,992,236	56,042
Performance Food Group Co. (a)	568,958	24,124
U.S. Foods Holding Corp. (a)	1,519,782	51,125
Walmart, Inc.	1,615,339	173,940
		446,765
Food Products - 0.4%
Beyond Meat, Inc. (b)	77,737	6,969
Freshpet, Inc. (a)	142,513	9,471
Hilton Food Group PLC	109	1
Lamb Weston Holdings, Inc.	250,700	21,783
Mondelez International, Inc.	1,946,244	102,762
		140,986
Household Products - 1.0%
Colgate-Palmolive Co.	44,100	2,980
Energizer Holdings, Inc.	858,926	36,925
Procter & Gamble Co.	2,461,102	278,671
Reynolds Consumer Products, Inc. (a)	48,146	1,389
		319,965
Personal Products - 0.1%
Estee Lauder Companies, Inc. Class A	230,439	42,309
Tobacco - 0.4%
Altria Group, Inc.	3,292,248	132,908

TOTAL CONSUMER STAPLES		1,495,759

ENERGY - 2.5%
Energy Equipment & Services - 0.2%
Baker Hughes Co. Class A	957,345	15,404
CGG SA (a)	1,385,666	3,853
NCS Multistage Holdings, Inc. (a)	1,477,566	1,611
Oceaneering International, Inc. (a)	861,264	9,078
SBM Offshore NV	415,943	6,584
Schlumberger Ltd.	364,550	9,876
Subsea 7 SA	1,695,668	15,408
TechnipFMC PLC	402,094	5,967
TGS Nopec Geophysical Co. ASA	102,948	2,402
		70,183
Oil, Gas & Consumable Fuels - 2.3%
Africa Oil Corp. (a)	2,614,028	2,415
Apache Corp.	420,593	10,481
Cairn Energy PLC (a)	2,264,762	4,117
Canadian Natural Resources Ltd.	808,258	20,805
Cheniere Energy, Inc. (a)	178,210	9,140
Chevron Corp.	997,459	93,103
Concho Resources, Inc.	126,124	8,579
ConocoPhillips Co.	217,168	10,515
Enbridge, Inc.	294,535	11,024
Equinor ASA sponsored ADR	1,743,490	27,111
Exxon Mobil Corp.	5,243,654	269,734
Galp Energia SGPS SA Class B	1,291,176	17,811
Gibson Energy, Inc.	252,800	4,825
Hess Corp.	1,026,114	57,647
Lundin Petroleum AB	272,506	7,780
Marathon Petroleum Corp.	186,100	8,825
MEG Energy Corp. (a)	5,049,170	23,247
Murphy Oil Corp.	983,422	18,538
Noble Energy, Inc.	172,170	2,725
Phillips 66 Co.	552,361	41,350
Pioneer Natural Resources Co.	170,472	20,931
Reliance Industries Ltd.	1,120,001	20,514
Shell Midstream Partners LP	512,618	8,771
Total SA sponsored ADR	958,278	41,340
Valero Energy Corp.	543,400	36,000
		777,328

TOTAL ENERGY		847,511

FINANCIALS - 8.2%
Banks - 3.0%
Bank of America Corp.	11,404,451	325,027
Citigroup, Inc.	2,888,737	183,319
EFG Eurobank Ergasias SA (a)	23,880,870	15,217
First Horizon National Corp.	1,109,284	14,787
Huntington Bancshares, Inc.	3,546,074	43,510
KeyCorp	3,135,447	51,265
M&T Bank Corp.	334,579	46,968
Signature Bank	285,485	35,714
Societe Generale Series A	786,905	22,298
Synovus Financial Corp.	490,244	14,227
Truist Financial Corp.	1,611,076	74,335
Wells Fargo & Co.	4,656,215	190,206
		1,016,873
Capital Markets - 1.3%
Apollo Global Management LLC Class A	289,295	12,052
Bank of New York Mellon Corp.	729,900	29,123
BlackRock, Inc. Class A	140,085	64,861
Cboe Global Markets, Inc.	812,014	92,570
E*TRADE Financial Corp.	568,295	26,017
Intercontinental Exchange, Inc.	758,965	67,715
Invesco Ltd.	1,253,899	18,056
Morgan Stanley	1,801,520	81,122
Virtu Financial, Inc. Class A (b)	2,062,233	38,791
		430,307
Consumer Finance - 1.8%
360 Finance, Inc. ADR (a)	2,458,071	20,549
Ally Financial, Inc.	1,057,223	26,505
American Express Co.	647,214	71,148
Capital One Financial Corp.	3,347,300	295,433
OneMain Holdings, Inc.	2,993,154	109,998
Qudian, Inc. ADR (a)(b)	1,594,596	4,178
Shriram Transport Finance Co. Ltd.	932,400	15,377
SLM Corp.	3,567,313	36,993
Synchrony Financial	1,031,634	30,021
		610,202
Diversified Financial Services - 0.6%
Berkshire Hathaway, Inc.:
Class A (a)	90	27,819
Class B (a)	754,652	155,715
StepStone Group Holdings LLC (c)(d)(e)	10,313	8,250
StepStone Group LP Class A (c)(d)(e)	10,313	8,250
		200,034
Insurance - 1.5%
American International Group, Inc.	1,723,223	72,651
Fairfax Financial Holdings Ltd. (sub. vtg.)	47,200	20,333
Hartford Financial Services Group, Inc.	844,356	42,176
Marsh & McLennan Companies, Inc.	1,128,546	118,001
MetLife, Inc.	983,105	41,998
The Travelers Companies, Inc.	1,112,952	133,343
Willis Group Holdings PLC	462,608	87,549
		516,051

TOTAL FINANCIALS		2,773,467

HEALTH CARE - 9.4%
Biotechnology - 1.8%
Alexion Pharmaceuticals, Inc. (a)	713,998	67,137
Amgen, Inc.	1,104,792	220,660
Argenx SE ADR (a)	24,848	3,513
Biogen, Inc. (a)	115,123	35,503
Global Blood Therapeutics, Inc. (a)	564,472	36,104
PTC Therapeutics, Inc. (a)	368,994	20,236
Regeneron Pharmaceuticals, Inc. (a)	149,100	66,285
Vertex Pharmaceuticals, Inc. (a)	668,988	149,873
		599,311
Health Care Equipment & Supplies - 2.1%
Abbott Laboratories	1,927,035	148,440
Becton, Dickinson & Co.	352,170	83,753
Boston Scientific Corp. (a)	4,489,607	167,866
Danaher Corp.	293,598	42,448
DexCom, Inc. (a)	58,800	16,229
Haemonetics Corp. (a)	354,516	38,405
Intuitive Surgical, Inc. (a)	223,227	119,194
Stryker Corp.	434,577	82,826
ViewRay, Inc. (a)	1,554,909	4,463
		703,624
Health Care Providers & Services - 2.2%
Cigna Corp.	753,333	137,815
HCA Holdings, Inc.	699,656	88,863
Humana, Inc.	485,274	155,132
UnitedHealth Group, Inc.	1,468,655	374,448
		756,258
Health Care Technology - 0.0%
Change Healthcare, Inc. (b)	964,805	13,112
Life Sciences Tools & Services - 0.5%
Thermo Fisher Scientific, Inc.	543,316	157,996
Pharmaceuticals - 2.8%
AstraZeneca PLC sponsored ADR	3,579,425	156,779
Bristol-Myers Squibb Co.	4,287,080	253,195
Bristol-Myers Squibb Co. rights (a)	1,390,827	4,659
Eli Lilly & Co.	1,656,476	208,931
Horizon Pharma PLC (a)	1,695,610	58,024
Roche Holding AG (participation certificate)	623,738	200,553
Zoetis, Inc. Class A	549,453	73,204
		955,345

TOTAL HEALTH CARE		3,185,646

INDUSTRIALS - 7.6%
Aerospace & Defense - 0.5%
General Dynamics Corp.	212,766	33,977
Northrop Grumman Corp.	151,074	49,679
The Boeing Co.	275,120	75,688
United Technologies Corp.	134,252	17,532
		176,876
Air Freight & Logistics - 0.3%
FedEx Corp.	801,052	113,085
Airlines - 0.3%
American Airlines Group, Inc.	4,295,646	81,832
JetBlue Airways Corp. (a)	1,529,098	24,129
		105,961
Construction & Engineering - 0.7%
AECOM (a)	4,132,457	185,713
Granite Construction, Inc.	1,859,593	37,787
		223,500
Electrical Equipment - 0.9%
Sensata Technologies, Inc. PLC (a)	3,581,580	146,128
Sunrun, Inc. (a)	1,740,972	33,670
Vivint Solar, Inc. (a)(b)(f)	10,623,163	119,404
		299,202
Industrial Conglomerates - 1.2%
3M Co.	330,640	49,345
General Electric Co.	29,121,221	316,839
Honeywell International, Inc.	143,300	23,239
		389,423
Machinery - 0.5%
Allison Transmission Holdings, Inc.	2,905,500	117,963
Caterpillar, Inc.	499,600	62,070
		180,033
Marine - 0.2%
A.P. Moller - Maersk A/S Series B	50,256	50,714
Professional Services - 0.6%
Nielsen Holdings PLC	11,772,603	214,379
Road & Rail - 2.0%
CSX Corp.	383,150	26,993
Lyft, Inc.	1,547,630	58,996
Norfolk Southern Corp.	989,585	180,451
Uber Technologies, Inc.	11,286,468	382,273
Union Pacific Corp.	254,800	40,720
		689,433
Trading Companies & Distributors - 0.4%
HD Supply Holdings, Inc. (a)	3,560,484	135,370

TOTAL INDUSTRIALS		2,577,976

INFORMATION TECHNOLOGY - 14.8%
Communications Equipment - 0.1%
CommScope Holding Co., Inc. (a)	1,221,793	13,452
Ericsson (B Shares) sponsored ADR (b)	1,838,829	14,784
		28,236
Electronic Equipment & Components - 0.5%
Flextronics International Ltd. (a)	7,407,794	82,301
II-VI, Inc. (a)	1,628,309	48,344
Jabil, Inc.	993,910	31,855
		162,500
IT Services - 1.7%
DXC Technology Co.	696,231	16,786
Fastly, Inc. Class A (b)	622,847	12,332
Fidelity National Information Services, Inc.	1,144,264	159,877
Genpact Ltd.	974,724	37,488
Global Payments, Inc.	210,985	38,815
GoDaddy, Inc. (a)	618,914	43,312
GreenSky, Inc. Class A (a)(b)	2,296,004	18,322
MongoDB, Inc. Class A (a)(b)	145,528	22,193
PayPal Holdings, Inc. (a)	1,303,774	140,795
Twilio, Inc. Class A (a)(b)	918,932	103,509
		593,429
Semiconductors & Semiconductor Equipment - 2.8%
Advanced Micro Devices, Inc. (a)	849,906	38,654
Applied Materials, Inc.	1,271,950	73,926
Lam Research Corp.	77,199	22,653
Marvell Technology Group Ltd.	3,274,378	69,744
Micron Technology, Inc. (a)	4,028,796	211,754
NVIDIA Corp.	626,607	169,228
NXP Semiconductors NV	1,548,976	176,103
ON Semiconductor Corp. (a)	1,805,034	33,682
Qualcomm, Inc.	990,445	77,552
Sanken Electric Co. Ltd.	329,856	7,820
Skyworks Solutions, Inc.	216,723	21,711
STMicroelectronics NV:
(France)	838,794	23,151
(NY Shares) unit (b)	721,782	19,777
Xilinx, Inc.	45,304	3,782
		949,537
Software - 6.4%
Adobe, Inc. (a)	440,214	151,927
Autodesk, Inc. (a)	1,863,382	355,682
Avaya Holdings Corp. (a)	227,800	2,952
Citrix Systems, Inc.	54,400	5,624
Cloudflare, Inc. (a)	480,225	10,229
Elastic NV (a)	768,285	56,746
HubSpot, Inc. (a)	106,147	19,048
LivePerson, Inc. (a)	1,834,667	48,545
Microsoft Corp.	7,371,953	1,194,322
Nortonlifelock, Inc.	108,495	2,065
Nutanix, Inc. Class A (a)	70,675	1,685
Oracle Corp.	342,300	16,930
Parametric Technology Corp. (a)	54,764	4,137
RingCentral, Inc. (a)	29,969	7,065
Salesforce.com, Inc. (a)	1,125,227	191,739
SS&C Technologies Holdings, Inc.	281,112	15,602
Talend SA ADR (a)	11	0
Workday, Inc. Class A (a)	213,839	37,048
Workiva, Inc. (a)	112,250	4,798
Yext, Inc. (a)(b)	1,161,911	17,615
Zendesk, Inc. (a)	186,356	14,780
Zuora, Inc. (a)	79,238	1,049
		2,159,588
Technology Hardware, Storage & Peripherals - 3.3%
Apple, Inc.	3,773,968	1,031,652
HP, Inc.	1,168,000	24,283
Western Digital Corp.	804,874	44,719
Xerox Holdings Corp.	920,000	29,624
		1,130,278

TOTAL INFORMATION TECHNOLOGY		5,023,568

MATERIALS - 1.6%
Chemicals - 0.9%
Air Products & Chemicals, Inc.	206,663	45,385
Albemarle Corp. U.S. (b)	299,078	24,480
Amyris, Inc. (a)(b)(f)	7,009,659	22,326
Amyris, Inc. (d)(f)	2,782,258	7,975
Ecolab, Inc.	199,324	35,968
FMC Corp.	224,870	20,935
Innospec, Inc.	238,385	20,630
Linde PLC	237,991	45,459
Livent Corp. (a)	5,063,598	45,218
Sherwin-Williams Co.	40,215	20,781
Tronox Holdings PLC	1,410,618	10,354
		299,511
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	68,810	15,656
Summit Materials, Inc. (a)	1,000,485	19,549
		35,205
Containers & Packaging - 0.2%
Avery Dennison Corp.	138,820	15,894
Crown Holdings, Inc. (a)	616,871	43,489
		59,383
Metals & Mining - 0.4%
Commercial Metals Co.	849,332	15,509
First Quantum Minerals Ltd.	2,515,389	18,590
Freeport-McMoRan, Inc.	2,144,866	21,363
Kaiser Aluminum Corp.	215,040	20,332
Newmont Corp.	1,137,877	50,783
Reliance Steel & Aluminum Co.	203,968	20,864
		147,441

TOTAL MATERIALS		541,540

REAL ESTATE - 2.2%
Equity Real Estate Investment Trusts (REITs) - 2.1%
Alexandria Real Estate Equities, Inc.	299,667	45,513
American Homes 4 Rent Class A	505,532	13,088
American Tower Corp.	544,312	123,450
Ant International Co. Ltd. Class C (a)(d)(e)	4,971,128	38,327
Corporate Office Properties Trust (SBI)	1,171,082	29,675
CubeSmart	814,048	24,641
Digital Realty Trust, Inc.	726,885	87,306
Equinix, Inc.	112,569	64,480
Equity Lifestyle Properties, Inc.	307,250	20,994
Front Yard Residential Corp. Class B	2,378,684	30,162
Lexington Corporate Properties Trust	318,700	3,305
Omega Healthcare Investors, Inc.	346,770	13,732
Potlatch Corp.	279,706	10,276
Prologis, Inc.	1,015,132	85,555
Public Storage	191,939	40,138
Store Capital Corp.	220,833	7,257
Welltower, Inc.	641,344	47,985
Weyerhaeuser Co.	1,084,905	28,186
		714,070
Real Estate Management & Development - 0.1%
Cushman & Wakefield PLC (a)	1,847,366	33,604

TOTAL REAL ESTATE		747,674

UTILITIES - 2.2%
Electric Utilities - 1.4%
Edison International	1,054,656	70,862
Entergy Corp.	364,929	42,664
Evergy, Inc.	648,241	42,363
Exelon Corp.	2,421,385	104,386
FirstEnergy Corp.	945,303	42,094
NextEra Energy, Inc.	591,394	149,481
Southern Co.	480,894	29,027
		480,877
Independent Power and Renewable Electricity Producers - 0.1%
NRG Energy, Inc.	452,176	15,017
The AES Corp.	1,068,281	17,872
		32,889
Multi-Utilities - 0.7%
CenterPoint Energy, Inc.	366,698	8,441
Dominion Energy, Inc.	1,669,764	130,542
Sempra Energy	665,161	92,976
		231,959

TOTAL UTILITIES		745,725

TOTAL COMMON STOCKS
(Cost $17,918,283)		22,419,828
	Principal Amount (000s)	Value (000s)

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 1.53% to 1.54% 3/12/20 to 3/19/20 (g)
(Cost $7,855)	7,860	7,855
	Shares	Value (000s)

Fixed-Income Funds - 33.4%
Fidelity High Income Central Fund (h)	6,202,022	$675,152
Fidelity Investment Grade Bond Central Fund (h)	92,175,913	10,656,457
TOTAL FIXED-INCOME FUNDS
(Cost $11,025,059)		11,331,609

Money Market Funds - 1.7%
Fidelity Cash Central Fund 1.60% (i)	286,118,128	286,175
Fidelity Securities Lending Cash Central Fund 1.60% (i)(j)	293,743,364	293,773
TOTAL MONEY MARKET FUNDS
(Cost $579,903)		579,948
TOTAL INVESTMENT IN SECURITIES - 101.1%
(Cost $29,531,100)		34,339,240
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(373,647)
NET ASSETS - 100%		$33,965,593

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount (000s)	Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	699	March 2020	$103,141	$(10,255)	$(10,255)

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (d) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $62,802,000 or 0.1% of net assets.

 (e) Level 3 security

 (f) Affiliated company

 (g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,868,000.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (j) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Amyris, Inc.	2/3/20	$7,985
Ant International Co. Ltd. Class C	5/16/18	$27,888
StepStone Group Holdings LLC	8/19/19	$8,250
StepStone Group LP Class A	8/19/19	$8,250

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$3,719
Fidelity High Income Central Fund	27,337
Fidelity Investment Grade Bond Central Fund	136,617
Fidelity Mortgage Backed Securities Central Fund	5,650
Fidelity Securities Lending Cash Central Fund	1,340
Total	$174,663

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Fund (Amounts in thousands)	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity High Income Central Fund	$758,795	$186,003	$256,958	$10,536	$(23,224)	$675,152	29.0%
Fidelity Investment Grade Bond Central Fund	--	10,553,922	183,890	2,433	283,992	10,656,457	37.6%
Fidelity Mortgage Backed Securities Central Fund	2,590,157	--	2,581,907	83,354	(91,604)	--	0.0%
Total	$3,348,952	$10,739,925	$3,022,755	$96,323	$169,164	$11,331,609

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, if applicable.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Amyris, Inc.	$6,445	$18,813	$95	$--	$10	$(2,847)	$22,326
Amyris, Inc.	--	7,985	--	--	--	(10)	7,975
Sunrun, Inc.	107,296	20,853	124,903	--	74,064	(43,640)	--
Vivint Solar, Inc.	76,160	12,980	560	--	390	30,434	119,404
Total	$189,901	$60,631	$125,558	$--	$74,464	$(16,063)	$149,705

 (a) Includes the value of shares redeemed through in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 29, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Communication Services	$2,297,570	$2,289,242	$8,328	$--
Consumer Discretionary	2,183,392	2,089,819	93,573	--
Consumer Staples	1,495,759	1,464,863	30,896	--
Energy	847,511	789,556	57,955	--
Financials	2,773,467	2,719,452	37,515	16,500
Health Care	3,185,646	2,985,093	200,553	--
Industrials	2,577,976	2,527,262	50,714	--
Information Technology	5,023,568	5,000,417	23,151	--
Materials	541,540	533,565	7,975	--
Real Estate	747,674	709,347	--	38,327
Utilities	745,725	745,725	--	--
U.S. Government and Government Agency Obligations	7,855	--	7,855	--
Fixed-Income Funds	11,331,609	11,331,609	--	--
Money Market Funds	579,948	579,948	--	--
Total Investments in Securities:	$34,339,240	$33,765,898	$518,515	$54,827
Derivative Instruments:
Liabilities
Futures Contracts	$(10,255)	$(10,255)	$--	$--
Total Liabilities	$(10,255)	$(10,255)	$--	$--
Total Derivative Instruments:	$(10,255)	$(10,255)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 29, 2020. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
(Amounts in thousands)
Equity Risk
Futures Contracts(a)	$--	$(10,255)
Total Equity Risk	--	(10,255)
Total Value of Derivatives	$--	$(10,255)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Other Information

The composition of credit quality ratings as a percentage of Total Net Assets is as follows (Unaudited):

U.S. Government and U.S. Government Agency Obligations	15.3%
AAA,AA,A	3.9%
BBB	8.9%
BB	2.6%
B	0.5%
CCC,CC,C	0.3%
D	0.1%
Not Rated	0.8%
Equities	66.0%
Short-Term Investments and Net Other Assets	1.6%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		February 29, 2020 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $289,492) — See accompanying schedule: Unaffiliated issuers (cost $17,843,555)	$22,277,978
Fidelity Central Funds (cost $11,604,962)	11,911,557
Other affiliated issuers (cost $82,583)	149,705
Total Investment in Securities (cost $29,531,100)		$34,339,240
Cash		1,912
Restricted cash		414
Foreign currency held at value (cost $643)		643
Receivable for investments sold		268,444
Receivable for fund shares sold		43,701
Dividends receivable		45,573
Distributions receivable from Fidelity Central Funds		766
Prepaid expenses		30
Other receivables		1,597
Total assets		34,702,320
Liabilities
Payable for investments purchased	$262,662
Payable for fund shares redeemed	163,194
Accrued management fee	11,651
Payable for daily variation margin on futures contracts	203
Other affiliated payables	3,219
Other payables and accrued expenses	2,024
Collateral on securities loaned	293,774
Total liabilities		736,727
Net Assets		$33,965,593
Net Assets consist of:
Paid in capital		$28,231,542
Total accumulated earnings (loss)		5,734,051
Net Assets		$33,965,593
Net Asset Value and Maximum Offering Price
Balanced:
Net Asset Value, offering price and redemption price per share ($25,901,533 ÷ 1,096,659 shares)		$23.62
Class K:
Net Asset Value, offering price and redemption price per share ($8,064,060 ÷ 341,402 shares)		$23.62

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended February 29, 2020 (Unaudited)
Investment Income
Dividends		$206,107
Interest		20,374
Income from Fidelity Central Funds (including $1,340 from security lending)		163,118
Total income		389,599
Expenses
Management fee	$67,039
Transfer agent fees	17,922
Accounting fees	1,188
Custodian fees and expenses	432
Independent trustees' fees and expenses	92
Registration fees	304
Audit	61
Legal	31
Miscellaneous	89
Total expenses before reductions	87,158
Expense reductions	(712)
Total expenses after reductions		86,446
Net investment income (loss)		303,153
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $1,055)	1,148,606
Redemptions in-kind with affiliated entities	388,674
Fidelity Central Funds	96,323
Other affiliated issuers	74,464
Foreign currency transactions	111
Futures contracts	13,571
Capital gain distributions from Fidelity Central Funds	11,545
Total net realized gain (loss)		1,733,294
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $151)	(890,058)
Fidelity Central Funds	169,164
Other affiliated issuers	(16,063)
Assets and liabilities in foreign currencies	47
Futures contracts	(11,463)
Total change in net unrealized appreciation (depreciation)		(748,373)
Net gain (loss)		984,921
Net increase (decrease) in net assets resulting from operations		$1,288,074

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 29, 2020 (Unaudited)	Year ended August 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$303,153	$599,006
Net realized gain (loss)	1,733,294	510,456
Change in net unrealized appreciation (depreciation)	(748,373)	(335,278)
Net increase (decrease) in net assets resulting from operations	1,288,074	774,184
Distributions to shareholders	(1,198,014)	(3,135,825)
Share transactions - net increase (decrease)	476,716	1,514,959
Total increase (decrease) in net assets	566,776	(846,682)
Net Assets
Beginning of period	33,398,817	34,245,499
End of period	$33,965,593	$33,398,817

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Balanced Fund

	Six months ended (Unaudited) February 29,	Years endedAugust 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$23.54	$25.33	$24.27	$22.32	$22.33	$24.40
Income from Investment Operations
Net investment income (loss)A	.21	.42	.38	.38	.37	.37
Net realized and unrealized gain (loss)	.71	.08	2.55	2.26	1.25	(.23)
Total from investment operations	.92	.50	2.93	2.64	1.62	.14
Distributions from net investment income	(.22)	(.40)	(.37)	(.37)	(.36)	(.35)
Distributions from net realized gain	(.62)	(1.89)	(1.50)	(.32)	(1.27)	(1.86)
Total distributions	(.84)	(2.29)	(1.87)	(.69)	(1.63)	(2.21)
Net asset value, end of period	$23.62	$23.54	$25.33	$24.27	$22.32	$22.33
Total ReturnB,C	3.89%	2.61%	12.78%	12.12%	7.73%	.86%
Ratios to Average Net AssetsD,E
Expenses before reductions	.52%F	.53%	.53%	.55%	.55%	.56%
Expenses net of fee waivers, if any	.52%F	.53%	.53%	.54%	.55%	.55%
Expenses net of all reductions	.51%F	.53%	.53%	.54%	.55%	.55%
Net investment income (loss)	1.72%F	1.82%	1.55%	1.65%	1.71%	1.59%
Supplemental Data
Net assets, end of period (in millions)	$25,902	$24,969	$25,088	$22,915	$20,840	$20,176
Portfolio turnover rateG	111%F,H	60%	66%H	91%	64%	128%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .005% to .01%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 H Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Balanced Fund Class K

	Six months ended (Unaudited) February 29,	Years endedAugust 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$23.55	$25.33	$24.27	$22.32	$22.33	$24.40
Income from Investment Operations
Net investment income (loss)A	.22	.44	.40	.40	.39	.39
Net realized and unrealized gain (loss)	.70	.09	2.55	2.26	1.25	(.23)
Total from investment operations	.92	.53	2.95	2.66	1.64	.16
Distributions from net investment income	(.23)	(.42)	(.39)	(.39)	(.38)	(.37)
Distributions from net realized gain	(.62)	(1.89)	(1.50)	(.32)	(1.27)	(1.86)
Total distributions	(.85)	(2.31)	(1.89)	(.71)	(1.65)	(2.23)
Net asset value, end of period	$23.62	$23.55	$25.33	$24.27	$22.32	$22.33
Total ReturnB,C	3.89%	2.74%	12.87%	12.22%	7.84%	.95%
Ratios to Average Net AssetsD,E
Expenses before reductions	.44%F	.45%	.45%	.46%	.46%	.46%
Expenses net of fee waivers, if any	.44%F	.45%	.45%	.45%	.46%	.46%
Expenses net of all reductions	.44%F	.44%	.44%	.45%	.45%	.46%
Net investment income (loss)	1.80%F	1.91%	1.63%	1.74%	1.81%	1.68%
Supplemental Data
Net assets, end of period (in millions)	$8,064	$8,429	$9,157	$8,536	$7,984	$7,695
Portfolio turnover rateG	111%F,H	60%	66%H	91%	64%	128%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .005% to .01%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 H Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 29, 2020
(Amounts in thousands except percentages)

1. Organization.

Fidelity Balanced Fund (the Fund) is a fund of Fidelity Puritan Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Balanced and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

Fidelity Investments Institutional Operations Company, Inc. converted from a Massachusetts corporation to a Massachusetts LLC, and changed its name to "Fidelity Investments Institutional Operations Company LLC".

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity High Income Central Fund	FMR	Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.	Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Restricted Securities	Less than .005%
Fidelity Mortgage Backed Securities Central Fund	FMR	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Options Swaps	.01%
Fidelity Investment Grade Bond Central Fund	FMR	Seeks a high level of income by normally investing in investment–grade debt securities.	Delayed Delivery & When Issued Securities Restricted Securities Swaps	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 29, 2020 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for the Fund, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $1,406 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, foreign currency transactions, passive foreign investment companies (PFIC), market discount, short-term gain distributions from the Underlying Funds, partnerships, deferred trustees compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$5,863,469
Gross unrealized depreciation	(1,160,292)
Net unrealized appreciation (depreciation)	$4,703,177
Tax cost	$29,625,808

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Consolidated Subsidiary. The Fund invests in certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, the Fund held an investment of $16,914 in this Subsidiary, representing .05% of the Fund's net assets. The financial statements have been consolidated and include accounts of the Fund and the Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

Any cash held by the Subsidiary is restricted as to its use and is presented as Restricted cash in the Statement of Assets and Liabilities.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, U.S. government securities and certain in-kind transactions, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Balanced Fund	19,786,459	16,517,861

Unaffiliated Redemptions In-Kind. During the period, 11,524 shares of the Fund were redeemed in-kind for investments and cash with a value of $276,641. The net realized gain of $72,548 on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .15% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .38% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Balanced, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Effective February 1, 2020, the Board approved to change the fee for Class K from .046% to .044%.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Balanced	$16,068.12
Class K	1,854.04
	$17,922

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Balanced Fund	.01

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Balanced Fund	$279

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $222.

Affiliated Exchanges In-Kind. During the period, the Fund completed exchanges in-kind with Fidelity Investment Grade Bond Central Fund. The Fund delivered investments, including accrued interest, and cash valued at $7,636,082 to Fidelity Investment Grade Bond Central Fund in exchange for 67,868 shares. The net realized gain of $388,674 on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The Fund recognized gains for federal income tax purposes.

In addition, the Fund redeemed 23,570 shares of Fidelity Mortgage Backed Securities Central Fund in exchange for investments and cash with a value of $2,581,907 and a non-taxable exchange of those investments for 22,948 shares of Fidelity Investment Grade Bond Central Fund. The net realized gains of $83,354 on the Fund's redemptions of Fidelity Mortgage Backed Securities Central Fund shares are included in "Net realized gain (loss) on Investment securities: Fidelity Central Funds" in the accompanying Statement of Operations. The Fund recognized gains on the redemption of Fidelity Mortgage Backed Securities Central Fund for federal income tax purposes.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Amount
Fidelity Balanced Fund	$41

During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, lending agents are used, including National Financial Services (NFS), an affiliate of the Fund. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with NFS, as affiliated borrower. Total fees paid by the Fund to NFS, as lending agent, amounted to $136. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds, and includes less than five hundred dollars from securities loaned to NFS, as affiliated borrower.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $631 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $10. During the period, transfer agent credits reduced each class' expenses as noted in the table below.

Expense reduction
Balanced	$1

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $70.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 29, 2020	Year ended August 31, 2019
Distributions to shareholders
Balanced	$902,928	$2,302,966
Class K	295,086	832,859
Total	$1,198,014	$3,135,825

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended February 29, 2020	Year ended August 31, 2019	Six months ended February 29, 2020	Year ended August 31, 2019
Balanced
Shares sold	90,704	148,956	$2,220,591	$3,403,373
Reinvestment of distributions	35,558	97,405	854,434	2,184,283
Shares redeemed	(90,111)	(176,229)	(2,197,543)	(3,985,668)
Net increase (decrease)	36,151	70,132	$877,482	$1,601,988
Class K
Shares sold	25,215	50,621	$616,399	$1,153,250
Reinvestment of distributions	12,282	37,144	295,086	832,859
Shares redeemed	(54,077)	(91,238)	(1,312,251)	(2,073,138)
Net increase (decrease)	(16,580)	(3,473)	$(400,766)	$(87,029)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

13. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2019 to February 29, 2020).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2019	Ending Account Value February 29, 2020	Expenses Paid During Period-B September 1, 2019 to February 29, 2020
Balanced	.52%
Actual		$1,000.00	$1,038.90	$2.64
Hypothetical-C		$1,000.00	$1,022.28	$2.61
Class K	.44%
Actual		$1,000.00	$1,038.90	$2.23
Hypothetical-C		$1,000.00	$1,022.68	$2.21

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio. In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year ranged from less than .005% to .01%.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Balanced Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

Approval of Amended and Restated Advisory Contracts. At its November 2019 meeting, the Board unanimously determined to approve an amended and restated management contract and sub-advisory agreements (Amended and Restated Contracts) for a stub period of January 1, 2020 through January 31, 2020 in connection with a consolidation of certain of Fidelity's advisory businesses. The Board considered that, on or about January 1, 2020, FMR Co., Inc. (FMRC) and Fidelity Investments Money Management, Inc. (FIMM) expected to merge with and into FMR and, after the merger, FMR expected to redomicile as a Delaware limited liability company. The Board also approved the termination of the sub-advisory agreements with FMRC and FIMM upon the completion of the merger. The Board noted that references to FMR in the Amended and Restated Contracts would be updated to reflect FMR's new form of organization and domicile and considered that the definition of "group assets" for purposes of the fund's group fee would be modified to avoid double-counting assets once the reorganization is complete. The Board also noted Fidelity's assurance that neither the planned consolidation nor the Amended and Restated Contracts will change the investment processes, the level or nature of services provided, the resources and personnel allocated, trading and compliance operations, or any fees paid by the fund.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2020 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

The Board noted that it and the boards of certain other Fidelity funds had formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there were portfolio management changes for the fund in August 2018, November 2018, March 2019, October 2019, and November 2019. The Board will continue to monitor closely the fund's performance, taking into account the portfolio management changes.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and a peer group of funds with similar objectives (peer group), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods ended June 30, 2019, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Fidelity Balanced Fund

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods ended June 30 (December 31 for periods prior to 2018) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group is broader than the Lipper peer group used by the Board for performance comparisons because the Total Mapped Group combines several Lipper investment objective categories while the Lipper peer group does not. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

Fidelity Balanced Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended June 30, 2019.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below the competitive median for the 12-month period ended June 30, 2019.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses. The Board considered that a joint ad hoc committee created by it and the boards of other Fidelity funds had recently been established, and met periodically, to evaluate potential fall-out benefits (PFOB Committee). The Board noted that the PFOB Committee, among other things: (i) discussed the legal framework surrounding potential fall-out benefits; (ii) reviewed the Board's responsibilities and approach to potential fall-out benefits; and (iii) reviewed practices employed by competitor funds regarding the review of potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund, including the conclusions of the PFOB Committee, and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) consideration of performance fees for additional funds; (iii) changes in Fidelity's non-fund businesses and the impact of such changes on the funds; (iv) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (v) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (vi) the expense structures for different funds and classes; (vii) information regarding other accounts managed by Fidelity, including collective investment trusts and separately managed accounts; and (viii) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Amended and Restated Contracts should be approved and the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot not be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2018 through November 30, 2019. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

BAL-SANN-0420
1.471161.122

Fidelity® Balanced K6 Fund

Semi-Annual Report

February 29, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following the end of this reporting period, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.

Top Five Stocks as of February 29, 2020

% of fund's net assets
Microsoft Corp.	3.5
Apple, Inc.	3.0
Amazon.com, Inc.	1.9
Alphabet, Inc. Class C	1.7
Facebook, Inc. Class A	1.5
11.6

Top Five Bond Issuers as of February 29, 2020

(with maturities greater than one year)	% of fund's net assets
U.S. Treasury Obligations	8.9
Fannie Mae	2.3
Freddie Mac	1.8
Ginnie Mae	1.9
Morgan Stanley	0.5
15.4

Top Five Market Sectors as of February 29, 2020

% of fund's net assets
Information Technology	15.1
Financials	13.9
Health Care	10.4
Industrials	8.0
Communication Services	8.0

Asset Allocation (% of fund's net assets)

As of February 29, 2020*
Stocks	66.8%
Bonds	32.2%
Other Investments	0.5%
Short-Term Investments and Net Other Assets (Liabilities)	0.5%

 * Foreign investments – 9.5%

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Schedule of Investments February 29, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 66.7%
	Shares	Value
COMMUNICATION SERVICES - 6.6%
Diversified Telecommunication Services - 0.1%
AT&T, Inc.	9,823	$345,966
Entertainment - 2.2%
Activision Blizzard, Inc.	51,186	2,975,442
DouYu International Holdings Ltd. ADR	2,211	17,179
Electronic Arts, Inc. (a)	4,326	438,527
Netflix, Inc. (a)	3,997	1,475,013
The Walt Disney Co.	14,491	1,704,866
World Wrestling Entertainment, Inc. Class A (b)	1,282	59,959
		6,670,986
Interactive Media & Services - 3.9%
Alphabet, Inc.:
Class A (a)	1,117	1,495,942
Class C (a)	3,983	5,334,551
ANGI Homeservices, Inc. Class A (a)	21,647	154,343
CarGurus, Inc. Class A (a)	1,965	50,088
Facebook, Inc. Class A (a)	23,156	4,456,835
Tencent Holdings Ltd.	1,511	76,615
Twitter, Inc. (a)	6,390	212,148
Wise Talent Information Technology Co. Ltd. (a)	88,826	218,789
		11,999,311
Media - 0.2%
Altice U.S.A., Inc. Class A (a)	10,428	269,668
ViacomCBS, Inc. Class B	6,091	149,900
		419,568
Wireless Telecommunication Services - 0.2%
Boingo Wireless, Inc. (a)	8,696	110,178
T-Mobile U.S., Inc. (a)	6,516	587,483
		697,661

TOTAL COMMUNICATION SERVICES		20,133,492

CONSUMER DISCRETIONARY - 6.7%
Auto Components - 0.1%
Aptiv PLC	4,449	347,511
Distributors - 0.1%
LKQ Corp. (a)	14,039	415,274
Diversified Consumer Services - 0.1%
Afya Ltd.	8,869	210,905
Hotels, Restaurants & Leisure - 1.3%
ARAMARK Holdings Corp.	7,324	254,436
Churchill Downs, Inc.	1,872	235,198
Compass Group PLC	26,167	576,523
Dunkin' Brands Group, Inc.	2,636	175,347
Marriott International, Inc. Class A	4,491	556,884
McDonald's Corp.	9,582	1,860,537
Starbucks Corp.	1,975	154,899
Wynn Resorts Ltd.	1,506	162,618
		3,976,442
Household Durables - 0.2%
Lennar Corp. Class A	10,715	646,543
Internet & Direct Marketing Retail - 2.5%
Alibaba Group Holding Ltd.	2,464	63,220
Amazon.com, Inc. (a)	3,144	5,922,510
GrubHub, Inc. (a)(b)	5,728	275,574
Ocado Group PLC (a)	5,347	74,073
Pinduoduo, Inc. ADR (a)	8,767	313,683
The Booking Holdings, Inc. (a)	645	1,093,701
Wayfair LLC Class A (a)	131	8,281
		7,751,042
Leisure Products - 0.0%
Mattel, Inc. (a)(b)	13,419	158,210
Multiline Retail - 0.3%
Dollar Tree, Inc. (a)	9,875	819,921
Specialty Retail - 1.7%
Burlington Stores, Inc. (a)	1,371	296,492
Lowe's Companies, Inc.	13,713	1,461,394
The Children's Place Retail Stores, Inc.	1,553	89,453
The Home Depot, Inc.	6,976	1,519,652
TJX Companies, Inc.	22,255	1,330,849
Ulta Beauty, Inc. (a)	1,472	378,436
		5,076,276
Textiles, Apparel & Luxury Goods - 0.4%
LVMH Moet Hennessy Louis Vuitton SE	371	154,830
NIKE, Inc. Class B	5,644	504,461
PVH Corp.	2,831	209,805
Tapestry, Inc.	12,666	297,018
		1,166,114

TOTAL CONSUMER DISCRETIONARY		20,568,238

CONSUMER STAPLES - 4.8%
Beverages - 1.3%
Boston Beer Co., Inc. Class A (a)	268	99,372
Keurig Dr. Pepper, Inc.	8,746	243,838
Monster Beverage Corp. (a)	8,278	516,630
PepsiCo, Inc.	21,778	2,875,349
Pernod Ricard SA	1,853	302,176
		4,037,365
Food & Staples Retailing - 1.4%
Costco Wholesale Corp.	4,923	1,384,052
Kroger Co.	19,487	548,169
Performance Food Group Co. (a)	5,562	235,829
U.S. Foods Holding Corp. (a)	13,097	440,583
Walmart, Inc.	15,798	1,701,129
		4,309,762
Food Products - 0.5%
Beyond Meat, Inc. (b)	757	67,865
Freshpet, Inc. (a)	1,541	102,415
Lamb Weston Holdings, Inc.	2,452	213,054
Mondelez International, Inc.	19,036	1,005,101
		1,388,435
Household Products - 1.0%
Colgate-Palmolive Co.	411	27,771
Energizer Holdings, Inc.	8,400	361,116
Procter & Gamble Co.	24,069	2,725,333
		3,114,220
Personal Products - 0.2%
Estee Lauder Companies, Inc. Class A	2,254	413,834
Tobacco - 0.4%
Altria Group, Inc.	32,200	1,299,914

TOTAL CONSUMER STAPLES		14,563,530

ENERGY - 2.5%
Energy Equipment & Services - 0.2%
Baker Hughes Co. Class A	8,694	139,886
CGG SA (a)	12,582	34,982
NCS Multistage Holdings, Inc. (a)	10,878	11,857
Oceaneering International, Inc. (a)	9,042	95,303
SBM Offshore NV	3,776	59,772
Schlumberger Ltd.	3,230	87,501
Subsea 7 SA	15,399	139,925
TechnipFMC PLC	3,652	54,196
TGS Nopec Geophysical Co. ASA	880	20,534
		643,956
Oil, Gas & Consumable Fuels - 2.3%
Africa Oil Corp. (a)	25,070	23,160
Apache Corp.	3,815	95,070
Cairn Energy PLC (a)	19,325	35,133
Canadian Natural Resources Ltd.	7,334	188,780
Cheniere Energy, Inc. (a)	1,618	82,987
Chevron Corp.	9,059	845,567
Concho Resources, Inc.	1,047	71,217
ConocoPhillips Co.	1,972	95,484
Enbridge, Inc.	2,650	99,190
Equinor ASA sponsored ADR	15,832	246,188
Exxon Mobil Corp.	47,611	2,449,110
Galp Energia SGPS SA Class B	11,725	161,737
Gibson Energy, Inc.	2,206	42,107
Hess Corp.	9,318	523,485
Lundin Petroleum AB	2,475	70,657
Marathon Petroleum Corp.	1,690	80,140
MEG Energy Corp. (a)	42,886	197,456
Murphy Oil Corp.	8,927	168,274
Noble Energy, Inc.	1,489	23,571
Phillips 66 Co.	5,014	375,348
Pioneer Natural Resources Co.	1,494	183,433
Shell Midstream Partners LP	4,655	79,647
Total SA sponsored ADR	8,710	375,749
Valero Energy Corp.	4,934	326,878
		6,840,368

TOTAL ENERGY		7,484,324

FINANCIALS - 8.1%
Banks - 2.9%
Bank of America Corp.	100,828	2,873,598
Citigroup, Inc.	22,306	1,415,539
EFG Eurobank Ergasias SA (a)	156,847	99,941
First Horizon National Corp.	9,391	125,182
Huntington Bancshares, Inc.	50,423	618,690
KeyCorp	26,542	433,962
M&T Bank Corp.	2,833	397,697
Signature Bank	2,417	302,367
Societe Generale Series A	6,662	188,779
Synovus Financial Corp.	4,150	120,433
Truist Financial Corp.	12,103	558,432
Wells Fargo & Co.	39,956	1,632,203
		8,766,823
Capital Markets - 1.3%
Apollo Global Management LLC Class A	6,801	283,330
BlackRock, Inc. Class A	1,235	571,817
Cboe Global Markets, Inc.	6,669	760,266
E*TRADE Financial Corp.	7,712	353,055
Intercontinental Exchange, Inc.	5,702	508,732
Invesco Ltd.	9,420	135,648
Morgan Stanley	15,250	686,708
State Street Corp.	4,109	279,864
Virtu Financial, Inc. Class A (b)	19,020	357,766
		3,937,186
Consumer Finance - 1.8%
360 Finance, Inc. ADR (a)	21,584	180,442
Ally Financial, Inc.	10,167	254,887
American Express Co.	7,861	864,160
Capital One Financial Corp.	29,713	2,622,469
OneMain Holdings, Inc.	25,337	931,135
Qudian, Inc. ADR (a)(b)	14,354	37,607
SLM Corp.	26,798	277,895
Synchrony Financial	12,638	367,766
		5,536,361
Diversified Financial Services - 0.7%
Berkshire Hathaway, Inc.:
Class A (a)	1	309,096
Class B (a)	7,910	1,632,149
		1,941,245
Insurance - 1.4%
American International Group, Inc.	16,457	693,827
Fairfax Financial Holdings Ltd. (sub. vtg.)	104	44,801
Hartford Financial Services Group, Inc.	10,941	546,503
Marsh & McLennan Companies, Inc.	9,554	998,966
MetLife, Inc.	10,388	443,775
The Travelers Companies, Inc.	7,876	943,624
Willis Group Holdings PLC	3,672	694,926
		4,366,422

TOTAL FINANCIALS		24,548,037

HEALTH CARE - 9.3%
Biotechnology - 1.8%
Alexion Pharmaceuticals, Inc. (a)	6,366	598,595
Amgen, Inc.	9,851	1,967,540
Argenx SE ADR (a)	208	29,407
Biogen, Inc. (a)	1,026	316,408
Global Blood Therapeutics, Inc. (a)	5,033	321,911
PTC Therapeutics, Inc. (a)	3,237	177,517
Regeneron Pharmaceuticals, Inc. (a)	1,379	613,062
Vertex Pharmaceuticals, Inc. (a)	5,965	1,336,339
		5,360,779
Health Care Equipment & Supplies - 2.0%
Abbott Laboratories	17,200	1,324,916
Becton, Dickinson & Co.	3,140	746,755
Boston Scientific Corp. (a)	40,030	1,496,722
Danaher Corp.	2,559	369,980
DexCom, Inc. (a)	556	153,456
Haemonetics Corp. (a)	3,161	342,431
Intuitive Surgical, Inc. (a)	1,990	1,062,580
Stryker Corp.	3,875	738,536
ViewRay, Inc. (a)	13,021	37,370
		6,272,746
Health Care Providers & Services - 2.2%
Cigna Corp.	6,717	1,228,808
HCA Holdings, Inc.	6,207	788,351
Humana, Inc.	4,327	1,383,255
UnitedHealth Group, Inc.	13,084	3,335,897
		6,736,311
Health Care Technology - 0.0%
Change Healthcare, Inc. (b)	8,409	114,278
Life Sciences Tools & Services - 0.5%
Thermo Fisher Scientific, Inc.	4,876	1,417,941
Pharmaceuticals - 2.8%
AstraZeneca PLC sponsored ADR	31,915	1,397,877
Bristol-Myers Squibb Co.	38,142	2,252,667
Bristol-Myers Squibb Co. rights (a)	4,898	16,408
Eli Lilly & Co.	14,770	1,862,940
Horizon Pharma PLC (a)	15,118	517,338
Roche Holding AG (participation certificate)	5,561	1,788,049
Zoetis, Inc. Class A	4,899	652,694
		8,487,973

TOTAL HEALTH CARE		28,390,028

INDUSTRIALS - 7.6%
Aerospace & Defense - 0.5%
General Dynamics Corp.	1,929	308,042
Northrop Grumman Corp.	1,412	464,322
The Boeing Co.	2,507	689,701
United Technologies Corp.	1,282	167,416
		1,629,481
Air Freight & Logistics - 0.3%
FedEx Corp.	7,194	1,015,577
Airlines - 0.3%
American Airlines Group, Inc.	38,619	735,692
JetBlue Airways Corp. (a)	20,814	328,445
		1,064,137
Construction & Engineering - 0.7%
AECOM (a)	37,244	1,673,745
Granite Construction, Inc.	17,116	347,797
		2,021,542
Electrical Equipment - 0.9%
Sensata Technologies, Inc. PLC (a)	32,614	1,330,651
Sunrun, Inc. (a)	17,085	330,424
Vivint Solar, Inc. (a)(b)	97,091	1,091,303
		2,752,378
Industrial Conglomerates - 1.2%
3M Co.	3,013	449,660
General Electric Co.	262,015	2,850,723
Honeywell International, Inc.	1,297	210,334
		3,510,717
Machinery - 0.5%
Allison Transmission Holdings, Inc.	26,008	1,055,925
Caterpillar, Inc.	4,530	562,807
		1,618,732
Marine - 0.2%
A.P. Moller - Maersk A/S Series B	456	460,154
Professional Services - 0.6%
Nielsen Holdings PLC	105,946	1,929,277
Road & Rail - 2.0%
CSX Corp.	3,475	244,814
Lyft, Inc.	13,809	526,399
Norfolk Southern Corp.	8,847	1,613,250
Uber Technologies, Inc.	100,341	3,398,550
Union Pacific Corp.	2,251	359,732
		6,142,745
Trading Companies & Distributors - 0.4%
HD Supply Holdings, Inc. (a)	30,786	1,170,484

TOTAL INDUSTRIALS		23,315,224

INFORMATION TECHNOLOGY - 14.9%
Communications Equipment - 0.1%
CommScope Holding Co., Inc. (a)	11,026	121,396
Ericsson (B Shares) sponsored ADR	16,561	133,150
		254,546
Electronic Equipment & Components - 0.5%
Flextronics International Ltd. (a)	66,714	741,193
II-VI, Inc. (a)	14,675	435,701
Jabil, Inc.	9,005	288,610
		1,465,504
IT Services - 1.8%
DXC Technology Co.	6,301	151,917
Fastly, Inc. Class A (b)	4,825	95,535
Fidelity National Information Services, Inc.	10,274	1,435,483
Genpact Ltd.	8,775	337,487
Global Payments, Inc.	2,664	490,096
GoDaddy, Inc. (a)	5,523	386,500
GreenSky, Inc. Class A (a)	21,968	175,305
MongoDB, Inc. Class A (a)	957	145,943
PagSeguro Digital Ltd. (a)	4,264	133,762
PayPal Holdings, Inc. (a)	11,754	1,269,314
Twilio, Inc. Class A (a)	8,256	929,956
		5,551,298
Semiconductors & Semiconductor Equipment - 2.8%
Advanced Micro Devices, Inc. (a)	7,638	347,376
Applied Materials, Inc.	11,495	668,089
Lam Research Corp.	696	204,227
Marvell Technology Group Ltd.	29,445	627,179
Micron Technology, Inc. (a)	36,285	1,907,140
NVIDIA Corp.	5,688	1,536,158
NXP Semiconductors NV	13,917	1,582,224
ON Semiconductor Corp. (a)	16,241	303,057
Qualcomm, Inc.	8,883	695,539
Sanken Electric Co. Ltd.	258	6,116
Skyworks Solutions, Inc.	1,939	194,249
STMicroelectronics NV:
(France)	7,506	207,164
(NY Shares) unit (b)	6,510	178,374
Xilinx, Inc.	409	34,147
		8,491,039
Software - 6.4%
Adobe, Inc. (a)	3,616	1,247,954
Autodesk, Inc. (a)	16,855	3,217,282
Avaya Holdings Corp. (a)	2,050	26,568
Citrix Systems, Inc.	490	50,661
Cloudflare, Inc. (a)	5,621	119,727
Elastic NV (a)	6,937	512,367
HubSpot, Inc. (a)	958	171,913
LivePerson, Inc. (a)	16,630	440,030
Microsoft Corp.	66,383	10,754,710
Nortonlifelock, Inc.	1,198	22,798
Nutanix, Inc. Class A (a)	1,373	32,732
Oracle Corp.	3,083	152,485
Parametric Technology Corp. (a)	505	38,153
RingCentral, Inc. (a)	315	74,261
Salesforce.com, Inc. (a)	10,100	1,721,040
SS&C Technologies Holdings, Inc.	2,538	140,859
Workday, Inc. Class A (a)	1,871	324,151
Workiva, Inc. (a)	972	41,543
Yext, Inc. (a)(b)	10,778	163,394
Zendesk, Inc. (a)	1,691	134,113
Zuora, Inc. (a)	762	10,089
		19,396,830
Technology Hardware, Storage & Peripherals - 3.3%
Apple, Inc.	33,999	9,293,967
HP, Inc.	10,565	219,646
Western Digital Corp.	7,357	408,755
Xerox Holdings Corp.	8,354	268,999
		10,191,367

TOTAL INFORMATION TECHNOLOGY		45,350,584

MATERIALS - 1.9%
Chemicals - 1.1%
Air Products & Chemicals, Inc.	2,254	495,001
Albemarle Corp. U.S. (b)	3,261	266,913
Amyris, Inc. (a)(b)	88,758	282,694
Ecolab, Inc.	2,173	392,118
FMC Corp.	2,452	228,281
Innospec, Inc.	2,599	224,917
Linde PLC	2,595	495,671
Livent Corp. (a)	48,249	430,864
Sherwin-Williams Co.	438	226,337
Tronox Holdings PLC	15,380	112,889
		3,155,685
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	750	170,648
Summit Materials, Inc. (a)	10,909	213,162
		383,810
Containers & Packaging - 0.2%
Avery Dennison Corp.	1,514	173,338
Crown Holdings, Inc. (a)	6,726	474,183
		647,521
Metals & Mining - 0.5%
Commercial Metals Co.	9,260	169,088
First Quantum Minerals Ltd.	27,426	202,694
Freeport-McMoRan, Inc.	23,386	232,925
Kaiser Aluminum Corp.	2,345	221,720
Newmont Corp.	12,406	553,680
Reliance Steel & Aluminum Co.	2,224	227,493
		1,607,600

TOTAL MATERIALS		5,794,616

REAL ESTATE - 2.0%
Equity Real Estate Investment Trusts (REITs) - 1.9%
Alexandria Real Estate Equities, Inc.	2,723	413,569
American Homes 4 Rent Class A	4,711	121,968
American Tower Corp.	4,589	1,040,785
Corporate Office Properties Trust (SBI)	9,895	250,739
CubeSmart	6,952	210,437
Digital Realty Trust, Inc.	6,215	746,484
Equinix, Inc.	921	527,549
Equity Lifestyle Properties, Inc.	2,854	195,014
Front Yard Residential Corp. Class B	19,560	248,021
Lexington Corporate Properties Trust	2,800	29,036
Omega Healthcare Investors, Inc.	3,235	128,106
Potlatch Corp.	2,847	104,599
Prologis, Inc.	8,714	734,416
Public Storage	1,661	347,348
Store Capital Corp.	2,435	80,014
Welltower, Inc.	5,408	404,627
Weyerhaeuser Co.	9,295	241,484
		5,824,196
Real Estate Management & Development - 0.1%
Cushman & Wakefield PLC (a)	15,601	283,782

TOTAL REAL ESTATE		6,107,978

UTILITIES - 2.3%
Electric Utilities - 1.5%
Duke Energy Corp.	33	3,026
Edison International	9,749	655,035
Entergy Corp.	3,565	416,784
Evergy, Inc.	10,454	683,169
Exelon Corp.	22,047	950,446
FirstEnergy Corp.	7,812	347,868
NextEra Energy, Inc.	5,321	1,344,936
Southern Co.	4,386	264,739
		4,666,003
Independent Power and Renewable Electricity Producers - 0.1%
Atlantica Yield PLC	32	925
NRG Energy, Inc.	3,676	122,080
The AES Corp.	11,191	187,225
		310,230
Multi-Utilities - 0.7%
CenterPoint Energy, Inc.	3,487	80,271
Dominion Energy, Inc.	15,334	1,198,812
Sempra Energy	6,326	884,248
		2,163,331

TOTAL UTILITIES		7,139,564

TOTAL COMMON STOCKS
(Cost $207,481,528)		203,395,615
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 1.53% to 1.55% 4/16/20 to 5/14/20
(Cost $169,556)	170,000	169,629
	Shares	Value

Fixed-Income Funds - 33.8%
Fidelity High Income Central Fund (c)	75,256	$8,192,355
Fidelity Investment Grade Bond Central Fund (c)	822,011	95,032,748
TOTAL FIXED-INCOME FUNDS
(Cost $101,350,278)		103,225,103

Money Market Funds - 1.4%
Fidelity Cash Central Fund 1.60% (d)	2,779,426	2,779,982
Fidelity Securities Lending Cash Central Fund 1.60% (d)(e)	1,447,205	1,447,350
TOTAL MONEY MARKET FUNDS
(Cost $4,227,332)		4,227,332
TOTAL INVESTMENT IN SECURITIES - 102.0%
(Cost $313,228,694)		311,017,679
NET OTHER ASSETS (LIABILITIES) - (2.0)%		(5,954,035)
NET ASSETS - 100%		$305,063,644

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$32,285
Fidelity High Income Central Fund	171,486
Fidelity Investment Grade Bond Central Fund	923,316
Fidelity Securities Lending Cash Central Fund	4,830
Total	$1,131,917

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity High Income Central Fund	$44,546	$8,322,101	$--	$--	$(174,292)	$8,192,355	0.4%
Fidelity Investment Grade Bond Central Fund	503,800	92,494,786	--	--	2,034,162	95,032,748	0.3%
Total	$548,346	$100,816,887	$--	$--	$1,859,870	$103,225,103

Investment Valuation

The following is a summary of the inputs used, as of February 29, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$20,133,492	$20,056,877	$76,615	$--
Consumer Discretionary	20,568,238	19,762,812	805,426	--
Consumer Staples	14,563,530	14,261,354	302,176	--
Energy	7,484,324	6,961,584	522,740	--
Financials	24,548,037	24,259,317	288,720	--
Health Care	28,390,028	26,601,979	1,788,049	--
Industrials	23,315,224	22,855,070	460,154	--
Information Technology	45,350,584	45,143,420	207,164	--
Materials	5,794,616	5,794,616	--	--
Real Estate	6,107,978	6,107,978	--	--
Utilities	7,139,564	7,139,564	--	--
U.S. Government and Government Agency Obligations	169,629	--	169,629	--
Fixed-Income Funds	103,225,103	103,225,103	--	--
Money Market Funds	4,227,332	4,227,332	--	--
Total Investments in Securities:	$311,017,679	$306,397,006	$4,620,673	$--

Other Information

The composition of credit quality ratings as a percentage of Total Net Assets is as follows (Unaudited):

U.S. Government and U.S. Government Agency Obligations	15.2%
AAA,AA,A	3.9%
BBB	8.8%
BB	2.7%
B	0.8%
CCC,CC,C	0.3%
D	0.1%
Not Rated	0.9%
Equities	66.8%
Short-Term Investments and Net Other Assets	0.5%
100%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		February 29, 2020 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $1,430,945) — See accompanying schedule: Unaffiliated issuers (cost $207,651,084)	$203,565,244
Fidelity Central Funds (cost $105,577,610)	107,452,435
Total Investment in Securities (cost $313,228,694)		$311,017,679
Receivable for investments sold		901,769
Receivable for fund shares sold		484,888
Dividends receivable		378,401
Distributions receivable from Fidelity Central Funds		9,491
Total assets		312,792,228
Liabilities
Payable to custodian bank	$3,196,570
Payable for investments purchased	1,715,780
Payable for fund shares redeemed	1,280,014
Accrued management fee	88,066
Other payables and accrued expenses	804
Collateral on securities loaned	1,447,350
Total liabilities		7,728,584
Net Assets		$305,063,644
Net Assets consist of:
Paid in capital		$303,880,500
Total accumulated earnings (loss)		1,183,144
Net Assets		$305,063,644
Net Asset Value, offering price and redemption price per share ($305,063,644 ÷ 28,895,170 shares)		$10.56

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended February 29, 2020 (Unaudited)
Investment Income
Dividends		$1,044,257
Special dividends		274,812
Interest		1,029
Income from Fidelity Central Funds (including $4,830 from security lending)		1,061,184
Total income		2,381,282
Expenses
Management fee	$331,492
Independent trustees' fees and expenses	331
Total expenses before reductions	331,823
Expense reductions	(786)
Total expenses after reductions		331,037
Net investment income (loss)		2,050,245
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,018,933
Foreign currency transactions	(84)
Futures contracts	292,587
Capital gain distributions from Fidelity Central Funds	70,733
Total net realized gain (loss)		2,382,169
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(4,096,585)
Fidelity Central Funds	1,859,870
Assets and liabilities in foreign currencies	(71)
Total change in net unrealized appreciation (depreciation)		(2,236,786)
Net gain (loss)		145,383
Net increase (decrease) in net assets resulting from operations		$2,195,628

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended February 29, 2020 (Unaudited)	For the period June 14, 2019 (commencement of operations) to August 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,050,245	$6,668
Net realized gain (loss)	2,382,169	3,025
Change in net unrealized appreciation (depreciation)	(2,236,786)	25,700
Net increase (decrease) in net assets resulting from operations	2,195,628	35,393
Distributions to shareholders	(1,047,128)	(750)
Share transactions
Proceeds from sales of shares	324,897,942	1,593,622
Reinvestment of distributions	1,047,128	750
Cost of shares redeemed	(23,658,941)	–
Net increase (decrease) in net assets resulting from share transactions	302,286,129	1,594,372
Total increase (decrease) in net assets	303,434,629	1,629,015
Net Assets
Beginning of period	1,629,015	–
End of period	$305,063,644	$1,629,015
Other Information
Shares
Sold	30,796,761	159,126
Issued in reinvestment of distributions	96,786	73
Redeemed	(2,157,576)	–
Net increase (decrease)	28,735,971	159,199

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Balanced K6 Fund

	Six months ended (Unaudited) February 29,	Years endedAugust 31,
	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.23	$10.00
Income from Investment Operations
Net investment income (loss)B	.11C	.04
Net realized and unrealized gain (loss)	.27	.20
Total from investment operations	.38	.24
Distributions from net investment income	(.04)	(.01)
Distributions from net realized gain	(.01)	–
Total distributions	(.05)	(.01)
Net asset value, end of period	$10.56	$10.23
Total ReturnD,E	3.71%	2.35%
Ratios to Average Net AssetsF,G
Expenses before reductions	.32%H	.32%H
Expenses net of fee waivers, if any	.32%H	.32%H
Expenses net of all reductions	.32%H	.32%H
Net investment income (loss)	2.06%C,H	2.00%H
Supplemental Data
Net assets, end of period (000 omitted)	$305,064	$1,629
Portfolio turnover rateI	83%H,J	6%K

 A For the period June 14, 2019 (commencement of operations) to August 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. This dividend is not annualized in the ratio of net investment income (loss) to average net assets. Excluding this non-recurring dividend the ratio of net investment income (loss) to average net assets would have been 1.79%.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 29, 2020

1. Organization.

Fidelity Balanced K6 Fund (the Fund) is a fund of Fidelity Puritan Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares generally are available only to employer-sponsored retirement plans that are recordkept by Fidelity, or to certain employer-sponsored retirement plans that are not recordkept by Fidelity.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity High Income Central Fund	FMR	Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.	Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Restricted Securities	Less than .005%
Fidelity Investment Grade Bond Central Fund	FMR	Seeks a high level of income by normally investing in investment–grade debt securities.	Delayed Delivery & When Issued Securities Restricted Securities Swaps	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 29, 2020 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$11,685,765
Gross unrealized depreciation	(14,088,640)
Net unrealized appreciation (depreciation)	$(2,402,875)
Tax cost	$313,420,554

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Balanced K6 Fund	93,065,776	61,431,748

Unaffiliated Exchanges In-Kind. During the period, the Fund received investments and cash valued at $276,640,885 in exchange for 26,374,986 shares of the Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .32% of average net assets. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Balanced K6 Fund	$2,713

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, lending agents are used, including National Financial Services (NFS), an affiliate of the Fund. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Total fees paid by the Fund to NFS, as lending agent, amounted to $488. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. During the period, there were no securities loaned to NFS.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $693 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $93.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

10. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2019 to February 29, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2019	Ending Account Value February 29, 2020	Expenses Paid During Period-B September 1, 2019 to February 29, 2020
Actual	.32%	$1,000.00	$1,037.10	$1.62
Hypothetical-C		$1,000.00	$1,023.27	$1.61

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio. In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .005%.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Balanced K6 Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

Approval of Amended and Restated Advisory Contracts. At its November 2019 meeting, the Board unanimously determined to approve an amended and restated management contract and sub-advisory agreements (Amended and Restated Contracts) for a stub period of January 1, 2020 through January 31, 2020 in connection with a consolidation of certain of Fidelity's advisory businesses. The Board considered that, on or about January 1, 2020, FMR Co., Inc. (FMRC) and Fidelity Investments Money Management, Inc. (FIMM) expected to merge with and into FMR and, after the merger, FMR expected to redomicile as a Delaware limited liability company. The Board also approved the termination of the sub-advisory agreements with FMRC and FIMM upon the completion of the merger. The Board noted that references to FMR in the Amended and Restated Contracts would be updated to reflect FMR's new form of organization and domicile. The Board also noted Fidelity's assurance that neither the planned consolidation nor the Amended and Restated Contracts will change the investment processes, the level or nature of services provided, the resources and personnel allocated, trading and compliance operations, or any fees paid by the fund.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2020 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

The Board noted that it and the boards of certain other Fidelity funds had formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. As the fund recently commenced operations, the Board did not believe that it was appropriate to assign significant weight to its limited investment performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the period of the fund's operations ended June 30 shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG % and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked is also included in the chart and was considered by the Board.

Fidelity Balanced K6 Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the period ended June 30, 2019.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the fund) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the fund's total expense ratio, the Board considered the fund's unitary fee rate as well as other fund expenses paid by FMR under the fund's management contract, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current total expense ratio of the fund compared to competitive fund median expenses. The fund is compared to those funds in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked below the competitive median for the period ended June 30, 2019.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses. The Board considered that a joint ad hoc committee created by it and the boards of other Fidelity funds had recently been established, and met periodically, to evaluate potential fall-out benefits (PFOB Committee). The Board noted that the PFOB Committee, among other things: (i) discussed the legal framework surrounding potential fall-out benefits; (ii) reviewed the Board's responsibilities and approach to potential fall-out benefits; and (iii) reviewed practices employed by competitor funds regarding the review of potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund, including the conclusions of the PFOB Committee, and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) consideration of performance fees for additional funds; (iii) changes in Fidelity's non-fund businesses and the impact of such changes on the funds; (iv) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (v) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (vi) the expense structures for different funds and classes; (vii) information regarding other accounts managed by Fidelity, including collective investment trusts and separately managed accounts; and (viii) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Amended and Restated Contracts should be approved and the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot not be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2018 through November 30, 2019. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

BAL-K6-SANN-0420
1.9893902.100

Fidelity® Puritan® K6 Fund

Semi-Annual Report

February 29, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following the end of this reporting period, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.

Top Five Stocks as of February 29, 2020

% of fund's net assets
Microsoft Corp.	4.2
Alphabet, Inc. Class C	3.9
Amazon.com, Inc.	2.7
Apple, Inc.	2.3
Facebook, Inc. Class A	2.0
15.1

Top Five Bond Issuers as of February 29, 2020

(with maturities greater than one year)	% of fund's net assets
U.S. Treasury Obligations	7.9
Fannie Mae	2.0
Freddie Mac	1.6
Ginnie Mae	1.6
Citigroup, Inc.	0.5
13.6

Top Five Market Sectors as of February 29, 2020

% of fund's net assets
Information Technology	18.4
Financials	13.6
Health Care	11.7
Communication Services	10.1
Consumer Discretionary	8.4

Asset Allocation (% of fund's net assets)

As of February 29, 2020*
Stocks	67.7%
Bonds	30.7%
Convertible Securities	0.1%
Other Investments	0.8%
Short-Term Investments and Net Other Assets (Liabilities)	0.7%

 * Foreign investments - 10.6%

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Percentages are adjusted for the effect of futures contracts and swaps, if applicable.

Schedule of Investments February 29, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 66.7%
	Shares	Value
COMMUNICATION SERVICES - 8.2%
Entertainment - 1.7%
Activision Blizzard, Inc.	29,146	$1,694,257
Electronic Arts, Inc. (a)	2,339	237,104
LiveXLive Media, Inc. (a)(b)	75,495	95,124
Netflix, Inc. (a)	3,436	1,267,987
The Walt Disney Co.	12,864	1,513,450
		4,807,922
Interactive Media & Services - 5.9%
Alphabet, Inc. Class C (a)	8,154	10,920,897
Facebook, Inc. Class A (a)	29,940	5,762,552
		16,683,449
Media - 0.2%
Comcast Corp. Class A	15,557	628,970
Wireless Telecommunication Services - 0.4%
T-Mobile U.S., Inc. (a)	13,585	1,224,824

TOTAL COMMUNICATION SERVICES		23,345,165

CONSUMER DISCRETIONARY - 7.9%
Hotels, Restaurants & Leisure - 0.8%
Compass Group PLC	8,439	185,932
McDonald's Corp.	4,260	827,164
Penn National Gaming, Inc. (a)	2,710	80,135
Starbucks Corp.	14,597	1,144,843
		2,238,074
Household Durables - 0.1%
D.R. Horton, Inc.	6,247	332,778
Internet & Direct Marketing Retail - 3.6%
Alibaba Group Holding Ltd. sponsored ADR (a)	7,841	1,630,928
Amazon.com, Inc. (a)	4,055	7,638,606
eBay, Inc.	7,150	247,676
The Booking Holdings, Inc. (a)	441	747,786
		10,264,996
Leisure Products - 0.1%
Peloton Interactive, Inc. Class A (a)	7,387	197,159
Multiline Retail - 0.6%
Dollar General Corp.	8,339	1,253,352
Dollar Tree, Inc. (a)	4,618	383,433
		1,636,785
Specialty Retail - 1.5%
Lowe's Companies, Inc.	12,923	1,377,204
The Home Depot, Inc.	7,261	1,581,736
TJX Companies, Inc.	24,145	1,443,871
		4,402,811
Textiles, Apparel & Luxury Goods - 1.2%
Brunello Cucinelli SpA	14,909	498,830
LVMH Moet Hennessy Louis Vuitton SE	2,864	1,195,235
Moncler SpA	5,233	205,924
NIKE, Inc. Class B	17,119	1,530,096
Tapestry, Inc.	3,069	71,968
		3,502,053

TOTAL CONSUMER DISCRETIONARY		22,574,656

CONSUMER STAPLES - 2.9%
Beverages - 1.3%
Keurig Dr. Pepper, Inc.	11,717	326,670
Monster Beverage Corp. (a)	9,128	569,678
PepsiCo, Inc.	1,905	251,517
The Coca-Cola Co.	45,745	2,446,900
		3,594,765
Food & Staples Retailing - 1.3%
Costco Wholesale Corp.	3,769	1,059,617
Kroger Co.	9,742	274,042
Walmart, Inc.	21,699	2,336,548
		3,670,207
Personal Products - 0.1%
Estee Lauder Companies, Inc. Class A	2,007	368,485
L'Oreal SA	107	28,760
		397,245
Tobacco - 0.2%
Altria Group, Inc.	16,330	659,242

TOTAL CONSUMER STAPLES		8,321,459

ENERGY - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
ConocoPhillips Co.	8,170	395,591
Hess Corp.	21,989	1,235,342
Pioneer Natural Resources Co.	5,383	660,925
		2,291,858
FINANCIALS - 8.0%
Banks - 4.0%
Bank of America Corp.	132,234	3,768,669
Citigroup, Inc.	17,259	1,095,256
HDFC Bank Ltd. sponsored ADR	437	23,969
JPMorgan Chase & Co.	33,942	3,941,006
M&T Bank Corp.	1,974	277,110
Truist Financial Corp.	4,745	218,934
Wells Fargo & Co.	53,003	2,165,173
		11,490,117
Capital Markets - 2.7%
CME Group, Inc.	7,247	1,440,849
London Stock Exchange Group PLC	9,185	902,188
Moody's Corp.	4,981	1,195,589
Morningstar, Inc.	4,122	605,522
MSCI, Inc.	3,930	1,161,079
S&P Global, Inc.	5,187	1,379,275
The Blackstone Group LP	10,609	571,189
Tradeweb Markets, Inc. Class A	6,693	322,736
XP, Inc. Class A (a)	3,483	120,686
		7,699,113
Consumer Finance - 0.5%
American Express Co.	11,744	1,291,018
Diversified Financial Services - 0.8%
Berkshire Hathaway, Inc. Class B (a)	10,745	2,217,123

TOTAL FINANCIALS		22,697,371

HEALTH CARE - 10.5%
Biotechnology - 2.5%
AbbVie, Inc.	17,900	1,534,209
ACADIA Pharmaceuticals, Inc. (a)	2,129	90,993
Acceleron Pharma, Inc. (a)	3,210	275,835
Amgen, Inc.	9,920	1,981,322
Biogen, Inc. (a)	863	266,141
Black Diamond Therapeutics, Inc. (a)	1,167	31,497
Neurocrine Biosciences, Inc. (a)	1,060	100,382
Regeneron Pharmaceuticals, Inc. (a)	3,303	1,468,415
Revolution Medicines, Inc.	612	19,137
Vertex Pharmaceuticals, Inc. (a)	6,321	1,416,094
		7,184,025
Health Care Equipment & Supplies - 2.6%
Boston Scientific Corp. (a)	49,761	1,860,564
Danaher Corp.	13,369	1,932,890
DexCom, Inc. (a)	1,742	480,792
Hologic, Inc. (a)	10,005	471,436
Intuitive Surgical, Inc. (a)	3,170	1,692,653
Stryker Corp.	4,504	858,417
		7,296,752
Health Care Providers & Services - 2.1%
1Life Healthcare, Inc. (a)	5,025	108,641
Centene Corp. (a)	15,813	838,405
Cigna Corp.	10,433	1,908,613
Humana, Inc.	867	277,163
UnitedHealth Group, Inc.	10,959	2,794,107
		5,926,929
Life Sciences Tools & Services - 1.0%
10X Genomics, Inc. (a)(b)	3,701	294,970
Bruker Corp.	26,090	1,136,480
Thermo Fisher Scientific, Inc.	5,449	1,584,569
		3,016,019
Pharmaceuticals - 2.3%
AstraZeneca PLC sponsored ADR	30,885	1,352,763
Eli Lilly & Co.	10,647	1,342,906
Roche Holding AG (participation certificate)	1,582	508,666
Sanofi SA sponsored ADR	41,178	1,904,483
Zoetis, Inc. Class A	11,117	1,481,118
		6,589,936

TOTAL HEALTH CARE		30,013,661

INDUSTRIALS - 6.1%
Aerospace & Defense - 1.1%
Harris Corp.	219	43,303
Northrop Grumman Corp.	7,261	2,387,707
TransDigm Group, Inc.	1,194	666,025
		3,097,035
Air Freight & Logistics - 0.1%
United Parcel Service, Inc. Class B	2,882	260,792
Airlines - 0.0%
Delta Air Lines, Inc.	2,242	103,423
Commercial Services & Supplies - 0.1%
Copart, Inc. (a)	893	75,441
Waste Management, Inc.	2,043	226,385
		301,826
Construction & Engineering - 0.2%
Jacobs Engineering Group, Inc.	6,808	628,651
Electrical Equipment - 0.8%
AMETEK, Inc.	16,988	1,460,968
Generac Holdings, Inc. (a)	3,145	323,904
Rockwell Automation, Inc.	2,071	380,029
		2,164,901
Industrial Conglomerates - 0.8%
General Electric Co.	200,330	2,179,590
Roper Technologies, Inc.	248	87,222
		2,266,812
Machinery - 1.0%
Caterpillar, Inc.	5,838	725,313
Gardner Denver Holdings, Inc.	19,025	623,830
ITT, Inc.	2,134	128,360
Parker Hannifin Corp.	2,787	514,954
Trane Technologies PLC	5,906	762,110
		2,754,567
Professional Services - 0.6%
Clarivate Analytics PLC (a)	3,907	79,468
Equifax, Inc.	859	122,012
Experian PLC	15,573	518,330
IHS Markit Ltd.	14,079	1,002,988
		1,722,798
Road & Rail - 1.4%
Lyft, Inc.	24,591	937,409
Uber Technologies, Inc.	46,727	1,582,643
Union Pacific Corp.	9,738	1,556,230
		4,076,282

TOTAL INDUSTRIALS		17,377,087

INFORMATION TECHNOLOGY - 18.1%
IT Services - 4.5%
Accenture PLC Class A	7,739	1,397,586
Automatic Data Processing, Inc.	2,553	395,051
Black Knight, Inc. (a)	12,084	806,124
Edenred SA	8,675	454,119
Fidelity National Information Services, Inc.	16,677	2,330,110
Global Payments, Inc.	4,008	737,352
MasterCard, Inc. Class A	10,561	3,065,330
MongoDB, Inc. Class A (a)	1,416	215,940
Visa, Inc. Class A	19,213	3,492,155
		12,893,767
Semiconductors & Semiconductor Equipment - 4.9%
Advanced Micro Devices, Inc. (a)	7,126	324,090
Analog Devices, Inc.	12,256	1,336,517
ASML Holding NV	6,191	1,713,112
Broadcom, Inc.	861	234,726
Lam Research Corp.	6,219	1,824,841
Marvell Technology Group Ltd.	45,919	978,075
Micron Technology, Inc. (a)	30,043	1,579,060
NVIDIA Corp.	10,390	2,806,027
NXP Semiconductors NV	9,336	1,061,410
Qualcomm, Inc.	20,682	1,619,401
Universal Display Corp.	634	100,673
Xilinx, Inc.	2,909	242,872
		13,820,804
Software - 6.3%
Adobe, Inc. (a)	8,764	3,024,632
Aspen Technology, Inc. (a)	1,985	211,422
HubSpot, Inc. (a)	1,111	199,369
Microsoft Corp.	74,645	12,093,233
Salesforce.com, Inc. (a)	13,601	2,317,610
Slack Technologies, Inc. Class A (a)	5,251	141,882
		17,988,148
Technology Hardware, Storage & Peripherals - 2.4%
Apple, Inc.	24,018	6,565,560
Samsung Electronics Co. Ltd.	4,355	196,560
		6,762,120

TOTAL INFORMATION TECHNOLOGY		51,464,839

MATERIALS - 2.0%
Chemicals - 1.1%
Air Products & Chemicals, Inc.	4,457	978,802
Albemarle Corp. U.S. (b)	2,583	211,419
CF Industries Holdings, Inc.	5,581	205,716
Linde PLC	4,845	925,443
Sherwin-Williams Co.	1,106	571,526
The Chemours Co. LLC	8,375	124,453
		3,017,359
Containers & Packaging - 0.4%
Avery Dennison Corp.	10,614	1,215,197
Metals & Mining - 0.5%
Barrick Gold Corp.	81,424	1,550,313

TOTAL MATERIALS		5,782,869

REAL ESTATE - 1.9%
Equity Real Estate Investment Trusts (REITs) - 1.9%
American Tower Corp.	12,305	2,790,774
Crown Castle International Corp.	9,069	1,299,497
Equinix, Inc.	782	447,930
Prologis, Inc.	8,711	734,163
		5,272,364
UTILITIES - 0.3%
Electric Utilities - 0.3%
NextEra Energy, Inc.	3,620	914,991
Independent Power and Renewable Electricity Producers - 0.0%
Vistra Energy Corp.	3,825	73,555

TOTAL UTILITIES		988,546

TOTAL COMMON STOCKS
(Cost $188,662,909)		190,129,875

Fixed-Income Funds - 32.6%
Fidelity High Income Central Fund (c)	131,195	14,281,861
Fidelity Investment Grade Bond Central Fund (c)	682,084	78,855,676
TOTAL FIXED-INCOME FUNDS
(Cost $92,354,868)		93,137,537

Money Market Funds - 0.4%
Fidelity Cash Central Fund 1.60% (d)	777,636	777,792
Fidelity Securities Lending Cash Central Fund 1.60% (d)(e)	302,020	302,050
TOTAL MONEY MARKET FUNDS
(Cost $1,079,842)		1,079,842
TOTAL INVESTMENT IN SECURITIES - 99.7%
(Cost $282,097,619)		284,347,254
NET OTHER ASSETS (LIABILITIES) - 0.3%		774,631
NET ASSETS - 100%		$285,121,885

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$9,224
Fidelity High Income Central Fund	179,610
Fidelity Investment Grade Bond Central Fund	460,841
Fidelity Securities Lending Cash Central Fund	2,298
Total	$651,973

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases(a)	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity High Income Central Fund	$4,208,799	$10,383,835	$140,127	$(883)	$(169,763)	$14,281,861	0.6%
Fidelity Investment Grade Bond Central Fund	22,476,266	56,848,817	1,266,820	(10,365)	807,778	78,855,676	0.3%
Total	$26,685,065	$67,232,652	$1,406,947	$(11,248)	$638,015	$93,137,537

 (a) Includes the value of shares purchased through in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 29, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$23,345,165	$23,345,165	$--	$--
Consumer Discretionary	22,574,656	20,488,735	2,085,921	--
Consumer Staples	8,321,459	8,292,699	28,760	--
Energy	2,291,858	2,291,858	--	--
Financials	22,697,371	21,795,183	902,188	--
Health Care	30,013,661	29,504,995	508,666	--
Industrials	17,377,087	16,858,757	518,330	--
Information Technology	51,464,839	51,010,720	454,119	--
Materials	5,782,869	5,782,869	--	--
Real Estate	5,272,364	5,272,364	--	--
Utilities	988,546	988,546	--	--
Fixed-Income Funds	93,137,537	93,137,537	--	--
Money Market Funds	1,079,842	1,079,842	--	--
Total Investments in Securities:	$284,347,254	$279,849,270	$4,497,984	$--

Other Information

The composition of credit quality ratings as a percentage of Total Net Assets is as follows (Unaudited):

U.S. Government and U.S. Government Agency Obligations	14.7%
AAA,AA,A	3.5%
BBB	7.9%
BB	2.9%
B	1.9%
CCC,CC,C	0.7%
D	0.2%
Not Rated	0.8%
Equities	66.7%
Short-Term Investments and Net Other Assets	0.7%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	89.4%
United Kingdom	1.7%
Netherlands	1.5%
France	1.4%
Cayman Islands	1.4%
Ireland	1.1%
Others (Individually Less Than 1%)	3.5%
100.0%

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		February 29, 2020 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $315,651) — See accompanying schedule: Unaffiliated issuers (cost $188,662,909)	$190,129,875
Fidelity Central Funds (cost $93,434,710)	94,217,379
Total Investment in Securities (cost $282,097,619)		$284,347,254
Receivable for investments sold		91,216
Receivable for fund shares sold		142,973,555
Dividends receivable		110,107
Distributions receivable from Fidelity Central Funds		6,246
Other receivables		63
Total assets		427,528,441
Liabilities
Payable to custodian bank	$11,181
Payable for investments purchased	141,583,296
Payable for fund shares redeemed	469,430
Accrued management fee	40,599
Collateral on securities loaned	302,050
Total liabilities		142,406,556
Net Assets		$285,121,885
Net Assets consist of:
Paid in capital		$283,195,525
Total accumulated earnings (loss)		1,926,360
Net Assets		$285,121,885
Net Asset Value, offering price and redemption price per share ($285,121,885 ÷ 27,150,733 shares)		$10.50

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended February 29, 2020 (Unaudited)
Investment Income
Dividends		$510,970
Income from Fidelity Central Funds (including $2,298 from security lending)		621,234
Total income		1,132,204
Expenses
Management fee	$187,106
Independent trustees' fees and expenses	226
Total expenses before reductions	187,332
Expense reductions	(627)
Total expenses after reductions		186,705
Net investment income (loss)		945,499
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(643,864)
Fidelity Central Funds	(11,248)
Foreign currency transactions	(96)
Capital gain distributions from Fidelity Central Funds	30,739
Total net realized gain (loss)		(624,469)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	810,940
Fidelity Central Funds	638,015
Assets and liabilities in foreign currencies	(122)
Total change in net unrealized appreciation (depreciation)		1,448,833
Net gain (loss)		824,364
Net increase (decrease) in net assets resulting from operations		$1,769,863

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended February 29, 2020 (Unaudited)	For the period June 14, 2019 (commencement of operations) to August 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$945,499	$56,762
Net realized gain (loss)	(624,469)	(29,959)
Change in net unrealized appreciation (depreciation)	1,448,833	800,678
Net increase (decrease) in net assets resulting from operations	1,769,863	827,481
Distributions to shareholders	(670,235)	(750)
Share transactions
Proceeds from sales of shares	212,148,557	83,747,719
Reinvestment of distributions	670,235	750
Cost of shares redeemed	(11,981,577)	(1,390,158)
Net increase (decrease) in net assets resulting from share transactions	200,837,215	82,358,311
Total increase (decrease) in net assets	201,936,843	83,185,042
Net Assets
Beginning of period	83,185,042	–
End of period	$285,121,885	$83,185,042
Other Information
Shares
Sold	20,093,461	8,244,921
Issued in reinvestment of distributions	63,222	73
Redeemed	(1,114,712)	(136,232)
Net increase (decrease)	19,041,971	8,108,762

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Puritan K6 Fund

	Six months ended (Unaudited) February 29,	Years endedAugust 31,
	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.26	$10.00
Income from Investment Operations
Net investment income (loss)B	.09	.03
Net realized and unrealized gain (loss)	.21	.24
Total from investment operations	.30	.27
Distributions from net investment income	(.06)	(.01)
Total distributions	(.06)	(.01)
Net asset value, end of period	$10.50	$10.26
Total ReturnC,D	2.96%	2.65%
Ratios to Average Net AssetsE,F
Expenses before reductions	.32%G	.31%G,H
Expenses net of fee waivers, if any	.32%G	.31%G,H
Expenses net of all reductions	.32%G	.31%G,H
Net investment income (loss)	1.63%G	1.62%G
Supplemental Data
Net assets, end of period (000 omitted)	$285,122	$83,185
Portfolio turnover rateI,J	64%G	99%K

 A For the period June 14, 2019 (commencement of operations) to August 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Annualized

 H The size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 29, 2020

1. Organization.

Fidelity Puritan K6 Fund (the Fund) is a fund of Fidelity Puritan Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares generally are available only to employer-sponsored retirement plans that are recordkept by Fidelity, or to certain employer-sponsored retirement plans that are not recordkept by Fidelity.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity High Income Central Fund	FMR	Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.	Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Restricted Securities	Less than .005%
Fidelity Investment Grade Bond Central Fund	FMR	Seeks a high level of income by normally investing in investment–grade debt securities.	Delayed Delivery & When Issued Securities Restricted Securities Swaps	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 29, 2020 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$6,301,333
Gross unrealized depreciation	(4,182,662)
Net unrealized appreciation (depreciation)	$2,118,671
Tax cost	$282,228,583

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(20,543)

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and certain in-kind transactions are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Puritan K6 Fund	53,289,157	31,048,018

Unaffiliated Exchanges In-Kind. During the period, the Fund received investments and cash valued at $178,478,814 in exchange for 16,966,683 shares of the Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .32% of average net assets. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Puritan K6 Fund	$601

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Prior Fiscal Year Affiliated Exchanges In-Kind. During the prior period, the Fund received investments and cash valued at $81,770,350 in exchange for 8,048,263 shares of the Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

Other. During the prior period, the investment adviser reimbursed the Fund for certain losses in the amount of $2,422.

6. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, lending agents are used, including National Financial Services (NFS), an affiliate of the Fund. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Total fees paid by the Fund to NFS, as lending agent, amounted to $170. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. During the period, there were no securities loaned to NFS, as affiliated borrower.

7. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $626 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $1.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

9. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2019 to February 29, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2019	Ending Account Value February 29, 2020	Expenses Paid During Period-B September 1, 2019 to February 29, 2020
Actual	.32%	$1,000.00	$1,029.60	$1.61
Hypothetical-C		$1,000.00	$1,023.27	$1.61

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio. In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .005%.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Puritan K6 Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

Approval of Amended and Restated Advisory Contracts. At its November 2019 meeting, the Board unanimously determined to approve an amended and restated management contract and sub-advisory agreements (Amended and Restated Contracts) for a stub period of January 1, 2020 through January 31, 2020 in connection with a consolidation of certain of Fidelity's advisory businesses. The Board considered that, on or about January 1, 2020, FMR Co., Inc. (FMRC) and Fidelity Investments Money Management, Inc. (FIMM) expected to merge with and into FMR and, after the merger, FMR expected to redomicile as a Delaware limited liability company. The Board also approved the termination of the sub-advisory agreements with FMRC and FIMM upon the completion of the merger. The Board noted that references to FMR in the Amended and Restated Contracts would be updated to reflect FMR's new form of organization and domicile. The Board also noted Fidelity's assurance that neither the planned consolidation nor the Amended and Restated Contracts will change the investment processes, the level or nature of services provided, the resources and personnel allocated, trading and compliance operations, or any fees paid by the fund.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2020 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

The Board noted that it and the boards of certain other Fidelity funds had formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. As the fund recently commenced operations, the Board did not believe that it was appropriate to assign significant weight to its limited investment performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the period of the fund's operations ended June 30 shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG % and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked is also included in the chart and was considered by the Board.

Fidelity Puritan K6 Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the period ended June 30, 2019.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the fund) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the fund's total expense ratio, the Board considered the fund's unitary fee rate as well as other fund expenses paid by FMR under the fund's management contract, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current total expense ratio of the fund compared to competitive fund median expenses. The fund is compared to those funds in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked below the competitive median for the period ended June 30, 2019.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses. The Board considered that a joint ad hoc committee created by it and the boards of other Fidelity funds had recently been established, and met periodically, to evaluate potential fall-out benefits (PFOB Committee). The Board noted that the PFOB Committee, among other things: (i) discussed the legal framework surrounding potential fall-out benefits; (ii) reviewed the Board's responsibilities and approach to potential fall-out benefits; and (iii) reviewed practices employed by competitor funds regarding the review of potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund, including the conclusions of the PFOB Committee, and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) consideration of performance fees for additional funds; (iii) changes in Fidelity's non-fund businesses and the impact of such changes on the funds; (iv) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (v) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (vi) the expense structures for different funds and classes; (vii) information regarding other accounts managed by Fidelity, including collective investment trusts and separately managed accounts; and (viii) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Amended and Restated Contracts should be approved and the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot not be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2018 through November 30, 2019. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

PUR-K6-SANN-0420
1.9893908.100

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Puritan Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Puritan Trust’s (the “Trust”) disclosure controls and procedures (as defined in

Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Puritan Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	April 23, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	April 23, 2020

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	April 23, 2020